UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07747

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Municipal Bond Funds

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Semi-Annual Report

November 30, 2009

Nuveen Arizona Municipal Bond Fund	Nuveen Colorado Municipal Bond Fund	Nuveen New Mexico Municipal Bond Fund

LIFE IS COMPLEX.

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Investments Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com

If you receive your Nuveen Fund dividends and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund dividends and statements directly from Nuveen.

Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Chairman’s

Letter to Shareholders

Dear Shareholder,

The financial markets in which your Fund operates continue to reflect the larger economic crosscurrents. The illiquidity that infected global credit markets over the last year continues to recede but there is concern about the impact of a reduction in official liquidity support programs. The major institutions that are the linchpin of the international financial system have strengthened their capital structures, but many still struggle with losses in their various portfolios. Global trends include increasing trade and concern about the ability of the U.S. government to address its substantial budgetary deficits.

While the fixed-income and equity markets have recovered from the lows recorded in the first quarter of 2009, identifying those developments that will define the future is never easy, and rarely is it more difficult than at present. A fundamental component of a successful investment program is a commitment to remain focused on long-term investment goals even during periods of heightened market uncertainty. Another component is to re-evaluate investment disciplines and tactics and to confirm their validity following periods of extreme volatility and market dislocation, such as we have recently experienced. Your Board carried out an intensive review of investment performance with these objectives in mind during April and May of 2009 as part of the annual management contract renewal process. Confirming the appropriateness of a long term investment strategy is as important for our shareholders as it is for our professional investment managers. For that reason, I again encourage you to remain in communication with your financial consultant on this subject.

On behalf of the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Nuveen Fund Board

January 20, 2010

Nuveen Investments	1

Portfolio Manager’s Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Portfolio manager Scott Romans examines key investment strategies and the six-month performance of the Nuveen Arizona, Colorado and New Mexico Municipal Bond Funds. Scott, who has nine years of investment experience, has managed the Funds since 2003.

How did the Funds perform during the six-month period ending November 30, 2009?

The table on page three provides Class A Share total returns for the three Funds for the six-month, one-year, five-year and ten-year periods ending November 30, 2009. Each Fund’s total returns are compared with the performance of their corresponding Lipper peer fund category average, the national Barclays Capital Municipal Bond Index, the Standard & Poor’s (S&P) National Municipal Bond Index and their respective S&P state municipal bond index.

The Arizona Fund’s Class A Shares at net asset value outperformed its Lipper peer group average, the national S&P and Barclays Capital municipal bond indexes, and the S&P Arizona Municipal Bond Index. Similarly, the Colorado Fund’s Class A Shares at net asset value surpassed that of the Lipper Colorado Municipal Debt Funds Average, the national S&P and Barclays Capital municipal bond indexes, and the S&P Colorado Municipal Bond Index. The New Mexico Fund’s Class A Shares at net asset value lagged the Lipper Other States Municipal Debt Funds Average, the Barclays Capital Municipal Bond Index, and the S&P National Municipal Bond Index by a slightly larger amount but outpaced its state-specific S&P index. The factors determining the performance of each Fund are discussed later in this report.

2	Nuveen Investments

1	The Standard & Poor’s (S&P) Arizona Municipal Bond Index is a market valueweighted index designed to measure the performance of the investment-grade Arizona municipal bond market. The Standard & Poor’s (S&P) Colorado Municipal Bond Index is a market value-weighted index designed to measure the performance of the investment-grade Colorado municipal bond market. The Standard & Poor’s (S&P) New Mexico Municipal Bond Index is a market value-weighted index designed to measure the performance of the investment-grade New Mexico municipal bond market. These indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

2	The Standard & Poor’s (S&P) National Municipal Bond Index is a market valueweighted index designed to measure the performance of the investment grade municipal bond market. The index does not reflect any initial or ongoing expenses and is not available for direct investment.

3	The Lipper category averages shown represent the average annualized total return for all reporting funds in the respective categories. The Lipper Other States Municipal Debt Funds Average contained 128, 128, 114 and 104 funds for the six-month, one-year, five-year and ten-year periods, respectively, ended November 30, 2009. The Lipper Arizona Municipal Debt Funds Average had 34, 34, 27 and 23 funds and the Lipper Colorado Municipal Debt Funds Average had 20, 20, 18 and 15 funds respectively. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Average.

4	The Barclays Capital Municipal Bond Index is an unmanaged index containing a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

Class A Shares – Average Annual Total Returns

As of 11/30/09

	Cumulative Six-Month	Average Annual
		1-Year	5-Year	10-Year
Nuveen Arizona Municipal Bond Fund
A Shares at NAV	6.52%	16.95%	3.37%	4.60%
A Shares at Offer	2.06%	12.06%	2.48%	4.15%
Standard & Poor’s (S&P) Arizona Municipal Bond Index[1]	5.18%	16.00%	4.49%	5.52%
Standard & Poor’s (S&P) National Municipal Bond Index[2]	5.15%	14.83%	4.34%	5.58%
Lipper Arizona Municipal Debt Funds Average[3]	6.39%	16.28%	3.45%	4.57%
Barclays Capital Municipal Bond Index[4]	4.75%	14.19%	4.51%	5.64%
Nuveen Colorado Municipal Bond Fund
A Shares at NAV	6.56%	15.41%	3.35%	4.66%
A Shares at Offer	2.04%	10.59%	2.47%	4.21%
Standard & Poor’s (S&P) Colorado Municipal Bond Index[1]	6.13%	15.41%	4.35%	5.61%
Standard & Poor’s (S&P) National Municipal Bond Index[2]	5.15%	14.83%	4.34%	5.58%
Lipper Colorado Municipal Debt Funds Average[3]	5.59%	13.87%	3.17%	4.59%
Barclays Capital Municipal Bond Index[4]	4.75%	14.19%	4.51%	5.64%
Nuveen New Mexico Municipal Bond Fund
A Shares at NAV	4.67%	15.18%	3.78%	4.72%
A Shares at Offer	0.23%	10.39%	2.90%	4.28%
Standard & Poor’s (S&P) New Mexico Municipal Bond Index[1]	4.34%	12.45%	4.72%	5.72%
Standard & Poor’s (S&P) National Municipal Bond Index[2]	5.15%	14.83%	4.34%	5.58%
Lipper Other States Municipal Debt Funds Average[3]	4.72%	15.47%	3.32%	4.52%
Barclays Capital Municipal Bond Index[4]	4.75%	14.19%	4.51%	5.64%

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Returns at NAV would be lower if the sales charge were included. Class A Shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

Nuveen Investments	3

What strategies were used to manage the Funds during the period? How did these strategies influence performance?

All of the Funds continued to employ the same fundamental investment strategies and tactics used in previous years, although our ability to implement those strategies depended on the individual characteristics of the portfolios as well as market conditions within each state.

The six-month period was a favorable environment for investors in tax-free municipal debt. The new Build America Bonds (BABs) program, created as part of the February 2009 economic stimulus package. BABs allow municipal issuers of taxable debt to receive a 35% federal subsidy of the issuer’s coupon interest payments on bonds issued through this program. Build America Bonds thus provided an attractive alternative to the issuance of traditional tax-exempt securities, and the program’s popularity pushed aside much of the long-term supply that previously would have been found in the municipal bond market. Meanwhile, demand for tax-exempt municipal bonds remained strong, and the combination of reduced supply and increased demand served to push up prices.

The Arizona and Colorado Funds both saw the biggest positive performance contribution from their credit quality exposure. Specifically, compared to the national municipal market, the Arizona and Colorado Funds had significantly higher weightings in BBB-rated bonds. This added exposure to lower-rated issues helped greatly as investors became more willing to invest in riskier bonds. The Colorado Fund also was helped by being relatively overweighted in non-rated bonds and by being under-allocated to very-high-quality securities, which lagged their lower-rated counterparts.

The Arizona and Colorado Funds further benefited from their yield curve positioning. Relative to the national municipal market, both Funds had higher weightings in longer-duration bonds — which benefited disproportionately as interest rates dropped — and a reduced allocation to the positive-performing but relatively weaker short end of the yield curve.

While very little detracted from either of these two Funds’ performance, one slightly negative element was a relative lack of exposure to tobacco bonds. Although there was no tobacco issuance in either Arizona or Colorado, these bonds were found in the national index. This predominantly lower-rated sector rose in the strong performance environment for riskier securities, and lacking any investments detracted modestly from our results.

The performance story was less favorable for the New Mexico Fund. Much of the state’s tax-exempt bond supply tends to be higher-rated, and few lower-rated issues come to market. Therefore, compared to the national index, the portfolio had a relatively lower allocation in weaker-credit-quality bonds. More specifically, we had underweightings in a variety of characteristically lower-rated sectors, including industrial development revenue, utility, housing and tobacco. The portfolio was hampered on a relative basis by not owning more of these types of strong-performing bonds. Simultaneously, the Fund’s exposure to bonds with high credit ratings also hurt, as those securities failed to gain as much ground.

4	Nuveen Investments

Another characteristic of New Mexico’s municipal bond supply is that most of the state’s new issues tend to have shorter maturities. This typically causes the Fund’s duration — meaning its sensitivity to changes in interest rates — to be shorter than the national average. Such positioning was favorable in earlier periods when the market was declining, but it was a negative during this period, when longer-dated holdings were significantly better performers.

On the positive side, the New Mexico Fund benefited from its exposure to the health care sector, which did very well overall. The portfolio also had a relatively limited allocation to state general obligation bonds, which despite their positive returns lagged the national municipal market.

Overall, we sought to buy lower-rated bonds when we felt their prices were significantly lower than they deserved to be. We were not seeing as many of these opportunities as we did last year, but we still felt that pockets of value could be found provided one did enough careful credit research — one of Nuveen’s strengths, in our view, given the firm’s experience and resources. In the Arizona and Colorado Funds, we bought several non-rated bond issues that we felt were offering good total-return prospects. In the Arizona Fund, for example, we added a new charter school issue maturing in 2039 and offering a relatively high 8.5% coupon — one of the Fund’s two purchases during the six months. In the Colorado Fund, we made three purchases overall, including a new AA-rated hospital issue and two non-rated opportunities that we believed offered good value relative to their credit risk. Because of the limited amount of lower-rated issuance in New Mexico, we did not make similar opportunistic purchases for that state’s portfolio.

We sold no securities from either the Arizona or Colorado portfolios. Because municipal yields were very low relative to historical trends, we felt that the bonds we already owned offered better opportunities than those available in the marketplace throughout most of the period. To fund new purchases in these Funds, we used the proceeds of bond calls — of which we had a healthy amount during the past six months — and, especially in the Colorado Fund, new investment activity.

We made four new purchases for the New Mexico portfolio. All were of bonds rated AA or better, reflecting the higher-credit-quality nature of the state’s issuance. Because the supply of suitable New Mexico debt was relatively sparse, we looked outside the state to remain fully invested. We bought an AA-rated North Carolina health care issue that we felt offered a good risk/reward balance. In addition, because the issuer is a widely known facility, we believed the bonds would be easy to liquidate once appropriate long-term New Mexico opportunities became available. As with the other two Funds, we did not sell any securities during the period and funded new purchases with the proceeds of bond calls.

Dividend Information

The Class B Shares of the Arizona Fund saw a dividend reduction in November 2009, while the Class I Shares of the New Mexico Fund experienced an increase to its dividend in August 2009. There were no other dividend changes to any of the Funds during the past six months.

Nuveen Investments	5

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2009, all three Funds had positive UNII balances, based upon our best estimate, for tax purposes. The Arizona and New Mexico Funds had positive UNII balances and the Colorado Fund had a negative UNII balance for financial statement purposes.

6	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen Arizona Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FAZTX	FAZBX	FAZCX	NMARX
NAV	$10.23	$10.22	$10.21	$10.23
Latest Monthly Dividend[1]	$0.0375	$0.0310	$0.0330	$0.0390
Latest Capital Gain Distribution[2]	$0.0166	$0.0166	$0.0166	$0.0166
Inception Date	10/29/86	2/03/97	2/07/94	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	16.95%	12.06%
5-Year	3.37%	2.48%
10-Year	4.60%	4.15%

B Shares	w/o CDSC	w/CDSC
1-Year	15.98%	11.98%
5-Year	2.57%	2.40%
10-Year	3.97%	3.97%

C Shares	NAV
1-Year	16.21%
5-Year	2.79%
10-Year	4.01%

I Shares	NAV
1-Year	17.17%
5-Year	3.57%
10-Year	4.79%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.40%	4.21%
30-Day Yield[3]	3.59%	—
SEC 30-Day Yield[3,4]	—	3.43%
Taxable-Equivalent Yield[4,5]	5.23%	4.99%

B Shares	NAV
Dividend Yield[3]	3.64%
30-Day Yield[3]	2.84%
Taxable-Equivalent Yield[5]	4.13%

C Shares	NAV
Dividend Yield[3]	3.88%
30-Day Yield[3]	3.04%
Taxable-Equivalent Yield[5]	4.43%

I Shares	NAV
Dividend Yield[3]	4.57%
SEC 30-Day Yield[3]	3.78%
Taxable-Equivalent Yield[5]	5.50%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	17.75%	12.78%
5-Year	3.15%	2.26%
10-Year	4.74%	4.29%

B Shares	w/o CDSC	w/CDSC
1-Year	16.88%	12.88%
5-Year	2.38%	2.20%
10-Year	4.11%	4.11%

C Shares	NAV
1-Year	17.12%
5-Year	2.58%
10-Year	4.16%

I Shares	NAV
1-Year	17.96%
5-Year	3.35%
10-Year	4.94%

Portfolio Statistics

Net Assets ($000)	$69,301
Average Effective Maturity on Securities (Years)	15.03
Average Duration	6.09

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.92%	5/31/09
Class B	1.67%	5/31/09
Class C	1.47%	5/31/09
Class I	0.72%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Paid December 5, 2008. Capital gains are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.3%.

Nuveen Investments	7

Fund Spotlight as of 11/30/09 Nuveen Arizona Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition¹
Tax Obligation/Limited	32.1%
Health Care	18.3%
Tax Obligation/General	15.9%
U.S. Guaranteed	10.0%
Water and Sewer	8.4%
Education and Civic Organizations	6.9%
Other	8.4%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,065.20	$1,060.40	$1,061.40	$1,066.20	$1,020.41	$1,016.65	$1,017.65	$1,021.41
Expenses Incurred During Period	$4.81	$8.68	$7.65	$3.78	$4.71	$8.49	$7.49	$3.70

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .93%, 1.68%, 1.48% and .73% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen Colorado Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FCOTX	FCOBX	FCOCX	FCORX
NAV	$9.88	$9.89	$9.86	$9.86
Latest Monthly Dividend[1]	$0.0360	$0.0300	$0.0315	$0.0375
Inception Date	5/04/87	2/25/97	2/05/97	2/25/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	15.41%	10.59%
5-Year	3.35%	2.47%
10-Year	4.66%	4.21%

B Shares	w/o CDSC	w/CDSC
1-Year	14.64%	10.64%
5-Year	2.59%	2.42%
10-Year	4.03%	4.03%

C Shares	NAV
1-Year	14.78%
5-Year	2.80%
10-Year	4.09%

I Shares	NAV
1-Year	15.68%
5-Year	3.57%
10-Year	4.87%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[2]	4.37%	4.19%
30-Day Yield[2]	3.47%	—
SEC 30-Day Yield[2,3]	—	3.32%
Taxable-Equivalent Yield[3,4]	5.05%	4.83%

B Shares	NAV
Dividend Yield[2]	3.64%
30-Day Yield[2]	2.72%
Taxable-Equivalent Yield[4]	3.96%

C Shares	NAV
Dividend Yield[2]	3.83%
30-Day Yield[2]	2.92%
Taxable-Equivalent Yield[4]	4.25%

I Shares	NAV
Dividend Yield[2]	4.56%
SEC 30-Day Yield[2]	3.66%
Taxable-Equivalent Yield[4]	5.33%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	17.70%	12.70%
5-Year	3.12%	2.24%
10-Year	4.84%	4.39%

B Shares	w/o CDSC	w/CDSC
1-Year	16.68%	12.68%
5-Year	2.34%	2.17%
10-Year	4.21%	4.21%

C Shares	NAV
1-Year	16.96%
5-Year	2.54%
10-Year	4.25%

I Shares	NAV
1-Year	17.85%
5-Year	3.30%
10-Year	5.04%

Portfolio Statistics

Net Assets ($000)	$44,069
Average Effective Maturity on Securities (Years)	15.01
Average Duration	6.39

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.95%	5/31/09
Class B	1.69%	5/31/09
Class C	1.50%	5/31/09
Class I	0.74%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.3%.

Nuveen Investments	9

Fund Spotlight as of 11/30/09 Nuveen Colorado Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition¹
Tax Obligation/Limited	27.5%
Health Care	24.5%
Education and Civic Organizations	16.1%
U.S. Guaranteed	14.8%
Tax Obligation/General	6.1%
Other	11.0%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,065.60	$1,062.70	$1,063.90	$1,067.80	$1,020.36	$1,016.60	$1,017.60	$1,021.36
Expenses Incurred During Period	$4.87	$8.74	$7.71	$3.84	$4.76	$8.54	$7.54	$3.75

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .94%, 1.69%, 1.49% and .74% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

10	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen New Mexico Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FNMTX	FNMBX	FNMCX	FNMRX
NAV	$10.18	$10.19	$10.21	$10.25
Latest Monthly Dividend[1]	$0.0350	$0.0290	$0.0305	$0.0370
Inception Date	9/16/92	2/18/97	2/24/97	2/24/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	15.18%	10.39%
5-Year	3.78%	2.90%
10-Year	4.72%	4.28%

B Shares	w/o CDSC	w/CDSC
1-Year	14.34%	10.34%
5-Year	3.03%	2.85%
10-Year	4.09%	4.09%

C Shares	NAV
1-Year	14.64%
5-Year	3.23%
10-Year	4.16%

I Shares	NAV
1-Year	15.43%
5-Year	3.99%
10-Year	4.94%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[2]	4.13%	3.95%
30-Day Yield[2]	3.26%	—
SEC 30-Day Yield[2,3]	—	3.13%
Taxable-Equivalent Yield[3,4]	4.76%	4.57%

B Shares	NAV
Dividend Yield[2]	3.42%
30-Day Yield[2]	2.51%
Taxable-Equivalent Yield[4]	3.66%

C Shares	NAV
Dividend Yield[2]	3.58%
30-Day Yield[2]	2.71%
Taxable-Equivalent Yield[4]	3.96%

I Shares	NAV
Dividend Yield[2]	4.33%
SEC 30-Day Yield[2]	3.46%
Taxable-Equivalent Yield[4]	5.05%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	15.48%	10.68%
5-Year	3.62%	2.73%
10-Year	4.88%	4.43%

B Shares	w/o CDSC	w/CDSC
1-Year	14.52%	10.52%
5-Year	2.85%	2.67%
10-Year	4.26%	4.26%

C Shares	NAV
1-Year	14.82%
5-Year	3.05%
10-Year	4.31%

I Shares	NAV
1-Year	15.61%
5-Year	3.83%
10-Year	5.09%

Portfolio Statistics

Net Assets ($000)	$70,256
Average Effective Maturity on Securities (Years)	17.22
Average Duration	6.06

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.90%	5/31/09
Class B	1.65%	5/31/09
Class C	1.45%	5/31/09
Class I	0.70%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.

Nuveen Investments	11

Fund Spotlight as of 11/30/09 Nuveen New Mexico Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition¹
Water and Sewer	19.9%
Tax Obligation/Limited	19.4%
U.S. Guaranteed	12.1%
Health Care	12.0%
Education and Civic Organizations	11.9%
Housing/Single Family	9.8%
Housing/Multifamily	8.8%
Other	6.1%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,046.70	$1,043.00	$1,044.90	$1,047.50	$1,020.61	$1,016.85	$1,017.85	$1,021.61
Expenses Incurred During Period	$4.57	$8.40	$7.38	$3.54	$4.51	$8.29	$7.28	$3.50

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .89%, 1.64%, 1.44% and .69% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.7%

$785	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$747,328

420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	441,542
1,205	Total Consumer Staples			1,188,870
	Education and Civic Organizations – 6.8%

1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	N/R	1,037,920

1,335	Northern Arizona University, System Revenue Refunding Bonds, Series 2006, 5.000%, 6/01/25 – FGIC Insured	6/17 at 100.00	A+	1,390,042

1,025	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–	861,738

1,000	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	880,720

290	The Industrial Development Authority of the County of Pima Education Revenue Bonds, Arizona, Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39	No Opt. Call	N/R	304,291

215	Yavapai County Community College District, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12	1/10 at 100.00	A–	215,550
4,865	Total Education and Civic Organizations			4,690,261
	Energy – 1.7%

1,250	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	1,136,650
	Health Care – 17.9%

1,335	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007A, 5.000%, 1/01/25	1/17 at 100.00	A+	1,343,651

1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 1.004%, 1/02/37	1/17 at 100.00	A+	646,000

1,770	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2008D, 5.500%, 1/01/38	1/18 at 100.00	A+	1,783,682

700	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.000%, 12/01/37	12/15 at 100.00	BBB	607,313

1,035	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	BBB	880,495

1,500	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 1998A, 5.000%, 7/01/16	7/10 at 100.00	A	1,507,335

900	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	A	919,548

1,290	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32	7/17 at 100.00	A	1,261,568

1,500	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Series 2005, 5.000%, 7/01/35	7/15 at 100.00	BBB+	1,359,450

1,005	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	12/09 at 100.00	N/R	876,199

1,250	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2003A, 6.000%, 8/01/33	8/13 at 100.00	Baa2	1,238,963
13,285	Total Health Care			12,424,204

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 3.2%

$2,435	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Western Groves Apartments Project, Series 2001B, Pass through Certificates Series 2002-4, 5.800%, 11/01/34 (Mandatory put 11/01/21) (Alternative Minimum Tax)	12/11 at 100.00	N/R	$2,172,288

2,080	Phoenix Industrial Development Authority, Arizona, Subordinate Lien Multifamily Housing Revenue Bonds, Arborwood Apartments, Series 2003B, 0.000%, 6/01/43 (5)	No Opt. Call	N/R	51,917
4,515	Total Housing/Multifamily			2,224,205
	Tax Obligation/General – 15.5%

2,000	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project 2006, Series 2008B, 3.000%, 7/01/28	7/18 at 100.00	A2	2,111,100

1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second Series 2005, 5.000%, 7/01/20 – FGIC Insured	7/15 at 100.00	AA–	1,067,580

2,715	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Series 2008C, 5.000%, 7/01/27	7/18 at 100.00	A2	2,814,613

310	Maricopa County Unified School District 80, Chandler, Arizona, School Improvement and Refunding Bonds, Series 1994, 6.250%, 7/01/11 – FGIC Insured	No Opt. Call	AA	334,626

700	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 1992D, 7.500%, 7/01/10 – FGIC Insured	No Opt. Call	A+	726,957

2,000	Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16	No Opt. Call	AA–	2,395,100

1,250	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series 2006, 5.000%, 7/01/25 – NPFG Insured	7/16 at 100.00	A1	1,312,113
9,975	Total Tax Obligation/General			10,762,089
	Tax Obligation/Limited – 31.4%

785	Bullhead City, Arizona, Special Assessment Bonds, East Branch Sewer Improvement District, Series 1993, 6.100%, 1/01/13	1/10 at 100.00	Baa2	785,502

548	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series 2005, 5.500%, 7/15/29	7/15 at 100.00	N/R	429,692

521	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds, Montecito Assessment District, Series 2007, 5.550%, 7/01/22	7/17 at 100.00	N/R	403,561

665	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series 2007, 6.125%, 7/15/27	7/17 at 100.00	N/R	608,415

399	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R	402,539

3,000	Glendale Western Loop 101 Public Facilities Corporation, Arizona, Third Lien Excise Tax Revenue Bonds, Series 2008B, 6.250%, 7/01/38	1/14 at 100.00	AA	3,136,892

1,182	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006, 4.600%, 1/01/26	7/16 at 100.00	Baa1	1,055,372

1,115	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17 – AMBAC Insured	6/12 at 100.00	N/R	1,192,191

590	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds, Series 2008A, 7.400%, 7/15/33	7/18 at 100.00	N/R	548,258

1,600	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24 – FSA Insured	7/15 at 100.00	AAA	1,694,944

	Peoria Improvement District, Arizona, Special Assessment District 8801 Bonds, North Valley Power Center, Series 1992:
425	7.300%, 1/01/12	1/10 at 101.00	A	433,904
285	7.300%, 1/01/13	1/10 at 101.00	A	295,331

1,000	Pinetop Fire District of Navajo County, Arizona, Certificates of Participation, Series 2008, 7.750%, 6/15/29	6/16 at 102.00	Baa2	996,950

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$3,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/26 – AMBAC Insured	No Opt. Call	BBB+		$2,999,850

1,000	Queen Creek, Arizona, Improvement District 1 Improvement Bonds, Series 2006, 5.000%, 1/01/21	7/11 at 100.00	BBB		954,860

1,670	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured	7/15 at 100.00	A–		1,701,680

	Scottsdale, Arizona, Waterfront Commercial Community Facilities District General Obligation Bonds, Series 2007:
265	6.000%, 7/15/27	7/17 at 100.00	N/R		223,713
310	6.050%, 7/15/32	7/17 at 100.00	N/R		250,778

2,770	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/18 – AMBAC Insured	7/14 at 100.00	AAA		3,084,977

555	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series 2005, 5.750%, 7/15/24	7/15 at 100.00	Baa1		545,276
21,685	Total Tax Obligation/Limited				21,744,685
	U.S. Guaranteed – 9.8% (4)

200	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 101.00	N/R	(4)	208,544

1,550	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 6.875%, 12/01/20 (Pre-refunded 12/01/10)	12/10 at 102.00	BBB	(4)	1,677,023

70	Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds, Phoenix Baptist Hospital and Medical Center Inc. and Medical Environments Inc., Series 1992, 6.250%, 9/01/11 – MBIA Insured (ETM)	2/10 at 100.00	A	(4)	73,301

1,525	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds, Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – MBIA Insured (ETM)	No Opt. Call	A	(4)	1,881,133

370	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/16 (Pre-refunded 4/01/15)	4/15 at 100.00	N/R	(4)	428,238

2,250	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)	12/11 at 101.00	N/R	(4)	2,496,420
5,965	Total U.S. Guaranteed				6,764,659
	Utilities – 1.7%

1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds, Hoover Project, Series 2001, 5.250%, 10/01/15	No Opt. Call	AA		1,167,060

30	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured	1/10 at 100.00	Aa3		30,168
1,030	Total Utilities				1,197,228
	Water and Sewer – 8.2%

1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation, Series 2004, 5.000%, 7/01/24 – SYNCORA GTY Insured	7/14 at 100.00	BBB		973,594

1,000	Cottonwood, Arizona, Water Revenue Bonds, Series 2006, 5.000%, 7/01/30 – SYNCORA GTY Insured	7/16 at 100.00	BBB		895,680

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – NPFG Insured	7/14 at 100.00	AA+		1,039,360

1,415	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2003, 4.500%, 7/01/22	7/14 at 100.00	AAA		1,465,020

	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
555	4.700%, 4/01/22	4/14 at 100.00	N/R		485,647
645	4.900%, 4/01/32	4/17 at 100.00	N/R		516,103

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$420	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	$326,075
6,040	Total Water and Sewer			5,701,479
$69,815	Total Investments (cost $68,121,799) – 97.9%			67,834,330
	Other Assets Less Liabilities – 2.1%			1,467,023
	Net Assets – 100%			$69,301,353

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

16	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 15.5%

$430	Boulder County, Colorado, Development Revenue Bonds, University Corporation for Atmospheric Research, Series 2003, 5.000%, 9/01/23 – AMBAC Insured	9/13 at 100.00	A+	$443,911

1,440	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools – Adams County School District 12, Series 2004, 5.250%, 5/01/17 – SYNCORA GTY Insured	5/14 at 100.00	A	1,514,822

1,130	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aurora Academy, Series 2004, 5.375%, 2/15/19 – SYNCORA GTY Insured	2/14 at 100.00	A	1,173,980

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Charter School, Series 2007A, 4.625%, 3/15/37 – CIFG Insured	3/17 at 100.00	A	848,950

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38	8/18 at 100.00	N/R	464,555

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Ridgeview Classical Schools, Series 2005A, 5.500%, 8/15/25 – SYNCORA GTY Insured	8/15 at 100.00	A	1,020,500

1,355	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Series 2004, 5.250%, 6/01/24 – SYNCORA GTY Insured	6/14 at 100.00	A	1,368,509
6,855	Total Education and Civic Organizations			6,835,227
	Health Care – 23.5%

500	Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series 2008D The Health, Educational and Housing Facility Board of the City of Chattanooga, Tennessee Revenue Bonds (Catholic Health Initiatives) Series 2008D Montgomery, 6.250%, 10/01/33	10/18 at 100.00	AA	540,820

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2006D, 5.125%, 11/15/29	11/16 at 100.00	A+	1,462,455

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	AA	956,830

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.500%, 5/15/28	5/18 at 100.00	BBB	977,320

750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.125%, 9/15/29	9/17 at 100.00	BBB	696,630

1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%, 9/01/25	9/14 at 100.00	A3	996,690

560	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F, 5.000%, 3/01/25	3/15 at 100.00	A–	554,652

1,400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series 2005A, 5.200%, 3/01/31 – FSA Insured	9/18 at 102.00	AAA	1,403,318

500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001, 5.800%, 1/15/27	1/12 at 100.00	BBB+	502,435

885	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30	12/10 at 101.00	A–	902,691

420	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R	400,705

500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.375%, 12/01/23	12/13 at 102.00	BBB–	507,325

500	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A, 5.000%, 11/15/37	5/16 at 100.00	A3	471,300
10,515	Total Health Care			10,373,171

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 2.7%

$1,330	Colorado Housing Finance Authority, Multifamily Housing Revenue Bonds, Castle High Apartments Project, Series 2001B, Pass Though Certificates 2001-2, 6.000%, 11/01/33 (Mandatory put 11/01/22) (Alternative Minimum Tax)	12/10 at 100.00	N/R	$1,170,653
	Housing/Single Family – 0.5%

80	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3, 6.750%, 10/01/21	4/10 at 105.00	Aa2	86,945

105	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000A-2, 7.450%, 10/01/16 (Alternative Minimum Tax)	4/10 at 105.00	Aa2	109,133

35	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000C-3, 7.150%, 10/01/30	4/10 at 105.00	AA	35,817
220	Total Housing/Single Family			231,895
	Long-Term Care – 2.0%

1,000	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2002A, 5.500%, 12/01/33 – RAAI Insured	12/12 at 100.00	BBB–	876,000
	Tax Obligation/General – 5.9%

1,650	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 – FGIC Insured	12/14 at 100.00	Aa2	1,987,227

500	El Paso County School District 38, Lewis Palmer, Colorado, General Obligation Refunding Bonds, Series 2001, 6.000%, 12/01/21	No Opt. Call	Aa3	596,220
2,150	Total Tax Obligation/General			2,583,447
	Tax Obligation/Limited – 26.4%

500	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 5.500%, 12/01/28 – FSA Insured	12/13 at 100.00	AAA	517,205

2,000	Colorado, Certificates of Participation, UCDHSC Fitzsimons Academic Projects, Series 2005B, 5.250%, 11/01/24 – NPFG Insured	11/15 at 100.00	AA–	2,115,420

2,000	Conservatory Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	1,429,340

1,000	Eagle Bend Metropolitan District 2, Colorado, General Obligation Bonds, Series 2003, 5.250%, 12/01/23 – RAAI Insured	No Opt. Call	BBB	901,530

	Eagle River Fire Protection District, Colorado, Certificates of Participation, Series 2010:
220	6.625%, 12/01/24 (WI/DD, Settling 1/04/10)	No Opt. Call	N/R	231,200
400	6.875%, 12/01/30 (WI/DD, Settling 1/04/10)	12/19 at 100.00	N/R	415,288

1,000	Larimer County, Colorado, Sales and Use Tax Revenue Bonds, Fairgrounds and Events Center, Series 2002, 5.500%, 12/15/18 – NPFG Insured	12/12 at 100.00	A	1,077,880

1,200	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	983,052

1,000	Pueblo, Colorado, Certificates of Participation, Police Complex Project, Series 2008, 5.500%, 8/15/23 – AGC Insured	8/18 at 100.00	AAA	1,103,910

1,500	Regional Transportation District, Colorado, Master Lease Purchase Agreement II, Fixed Rate Certificates of Participation, Transit Vehicles Project, Series 2002A, 5.000%, 12/01/22 – AMBAC Insured	12/17 at 100.00	A+	1,582,305

1,460	Tower Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2005, 5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	N/R	1,281,982
12,280	Total Tax Obligation/Limited			11,639,112
	Transportation – 2.6%

700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	A	699,937

400	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001, 7.000%, 5/01/21 (Alternative Minimum Tax)	5/11 at 101.00	N/R	361,792

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$100	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2006, 5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R		$83,388
1,200	Total Transportation				1,145,117
	U.S. Guaranteed – 14.2% (4)

1,000	Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10 (ETM)	No Opt. Call	AAA		995,300

500	Aspen Valley Hospital District, Pitkin County, Colorado, Revenue Bonds, Series 2000, 6.800%, 10/15/24 (Pre-refunded 4/15/10)	4/10 at 100.00	N/R	(4)	512,020

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy Charter School – Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20 (Pre-refunded 12/15/10)	12/10 at 101.00	N/R	(4)	641,514

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)	9/11 at 100.00	Ba1	(4)	669,786

500	Colorado Educational and Cultural Facilities Authority, School Revenue Bonds, Ave Maria School, Series 2000, 6.125%, 12/01/25 (Pre-refunded 12/01/10) – RAAI Insured	12/10 at 100.00	N/R	(4)	524,890

500	Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health System, Series 2001, 6.500%, 11/15/23 (Pre-refunded 11/15/11)	11/11 at 101.00	A2	(4)	558,570

600	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30 (Pre-refunded 12/15/10)	12/10 at 101.00	A–	(4)	643,362

850	Colorado Springs, Colorado, Utility System Revenue Bonds, Series 1978B, 6.600%, 11/15/18 (ETM)	No Opt. Call	AAA		1,034,382

560	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33 (Pre-refunded 12/01/14)	12/14 at 100.00	AAA		682,248
5,710	Total U.S. Guaranteed				6,262,072
	Utilities – 2.9%

750	Arkansas River Power Authority, Colorado, Power Improvement Bonds, Series 2008, 6.000%, 10/01/40	10/18 at 100.00	BBB		736,088

485	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE, 5.375%, 6/01/17	6/12 at 100.00	AA		530,318
1,235	Total Utilities				1,266,406
$42,495	Total Investments (cost $42,324,584) – 96.2%				42,383,100
	Other Assets Less Liabilities – 3.8%				1,685,490
	Net Assets – 100%				$44,068,590

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen New Mexico Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 11.5%

$1,500	New Mexico Educational Assistance Foundation, Education Loan Bonds, First Subordinate Series 2001B-1, 5.900%, 9/01/31	9/11 at 100.00	A2	$1,504,530

750	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	679,913

2,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	2,925,650

2,000	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series 2002A, 5.000%, 6/01/22	6/12 at 100.00	AA	2,124,220

750	University of New Mexico, Subordinate Lien Revenue Refunding Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AA	834,563
7,500	Total Education and Civic Organizations			8,068,876
	Health Care – 11.6%

2,000	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2004A, 5.000%, 6/01/23	6/14 at 100.00	A3	2,027,340

1,000	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2007A, 5.250%, 6/01/27	6/17 at 100.00	A3	1,005,540

2,000	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2008, 6.375%, 8/01/32	8/18 at 100.00	AA–	2,185,500

2,000	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2009, 5.000%, 8/01/39	8/19 at 100.00	AA–	1,928,000

1,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/39	6/19 at 100.00	AA	998,470
8,000	Total Health Care			8,144,850
	Housing/Multifamily – 8.5%

1,655	Bernalillo County, New Mexico, Multifamily Housing Revenue Refunding and Improvement Bonds, El Centro Senior Housing Complex, Series 1999, 5.850%, 6/15/29	12/09 at 101.00	N/R	1,414,810

2,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, Las Palomas Apartments, Series 2006C, 4.700%, 9/01/22 (Alternative Minimum Tax)	3/20 at 100.00	AAA	1,997,200

1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)	9/17 at 100.00	AAA	975,490

1,860	New Mexico Mortgage Finance Authority, Multifamily Housing Subordinate Revenue Bonds, Manzano Mesa Apartments Project, Series 2001F, Pass through Certificates 2002-2, 5.950%, 11/01/34 (Mandatory put 11/01/23) (Alternative Minimum Tax)	11/11 at 100.00	N/R	1,587,640
6,515	Total Housing/Multifamily			5,975,140
	Housing/Single Family – 9.4%

1,500	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2009-B2, 5.250%, 9/01/34	3/19 at 100.00	AAA	1,536,315

235	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000B, 7.000%, 9/01/31 (Alternative Minimum Tax)	5/10 at 101.50	AAA	237,921

255	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000C-2, 6.950%, 9/01/31 (Alternative Minimum Tax)	1/10 at 102.50	AAA	271,050

1,695	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2007A-1, 4.800%, 1/01/33 (Alternative Minimum Tax)	7/17 at 100.00	AAA	1,606,589

1,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2007B-2, 4.850%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	AAA	938,270

975	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2007E, 5.000%, 7/01/28 (Alternative Minimum Tax)	7/17 at 100.00	AAA	987,236

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Housing/Single Family (continued)

$1,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2008-D2., 5.500%, 7/01/39	7/18 at 100.00	AAA		$1,033,100
6,660	Total Housing/Single Family				6,610,481
	Information Technology – 0.7%

500	Sandoval County, New Mexico, Incentive Payment Revenue Bonds, Intel Corporation Project, Series 2005, 5.000%, 6/01/20	6/15 at 100.00	A+		527,965
	Tax Obligation/General – 3.0%

1,970	Sandoval County, New Mexico, General Obligation Bonds, Series 2004, 5.000%, 4/15/23 – NPFG Insured	4/14 at 100.00	A1		2,080,359
	Tax Obligation/Limited – 18.7%

1,500	Albuquerque, New Mexico, Gross Receipts Lodgers Tax Revenue Refunding Bonds, Series 2004A, 5.000%, 7/01/37 – FSA Insured	7/14 at 100.00	AAA		1,518,930

1,125	Cibola County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2006B, 5.000%, 6/01/25 – AMBAC Insured	6/16 at 100.00	A3		1,149,413

	Dona Ana County, New Mexico, Gross Receipts Tax Revenue Refunding and Improvement Bonds, Series 2003:
360	5.250%, 5/01/25 – AMBAC Insured	5/13 at 100.00	N/R		364,133
545	5.250%, 5/01/28 – AMBAC Insured	5/13 at 100.00	N/R		529,936

1,160	Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 6/01/24 – AMBAC Insured	6/13 at 100.00	A2		1,167,401

1,510	Lincoln County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 2002, 5.125%, 6/01/30 – AMBAC Insured	6/12 at 100.00	A3		1,523,213

500	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series 2007, 7.000%, 10/01/37	10/17 at 100.00	N/R		423,155

4,000	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – FSA Insured	No Opt. Call	AAA		4,618,038

1,245	Santa Fe, New Mexico, Gross Receipts Sales Tax Revenue Bonds, Series 2006B, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA		1,316,986

600	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38	10/18 at 100.00	N/R		521,226
12,545	Total Tax Obligation/Limited				13,132,431
	U.S. Guaranteed – 11.6% (4)

3,750	Albuquerque, New Mexico, Gross Receipts Lodgers Tax Improvement and Revenue Refunding Bonds, Series 1991B, 0.000%, 7/01/11 – FSA Insured (ETM)	No Opt. Call	AAA		3,708,675

600	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Vista Montana Apartments Project, Series 2001A, 5.400%, 12/01/31 (Pre-refunded 6/01/11) – MBIA Insured	6/11 at 100.00	Aaa		643,914

500	New Mexico Finance Authority, Court Automation Fee Revenue Bonds, Series 2002, 5.000%, 6/15/17 (Pre-refunded 6/15/11) – MBIA Insured	6/11 at 100.00	A	(4)	534,360

2,000	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.750%, 8/01/15 (Pre-refunded 8/01/11)	8/11 at 101.00	AA–	(4)	2,188,680

1,000	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2001A, 5.125%, 9/15/26 (Pre-refunded 9/15/11) – AMBAC Insured	9/11 at 101.00	A1	(4)	1,091,250
7,850	Total U.S. Guaranteed				8,166,879
	Utilities – 2.1%

1,500	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico, Series 1999A, 6.600%, 10/01/29 (Alternative Minimum Tax)	4/10 at 102.00	Baa3		1,473,810

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen New Mexico Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 19.2%

$2,000	Albuquerque and Benralillo County Water Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Series 2006A, 5.000%, 7/01/26 – AMBAC Insured	7/16 at 100.00	AAA	$2,120,680

2,000	Albuquerque and Bernalillo County Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Series 2008A, 5.000%, 7/01/33	7/18 at 100.00	AAA	2,057,560

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C, 5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AA+	1,042,590

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005C, 5.000%, 6/15/25 – AMBAC Insured	6/15 at 100.00	Aa3	1,042,680

4,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2006B, 5.000%, 6/01/36 – NPFG Insured	6/16 at 100.00	AA+	4,053,160

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2007E, 5.000%, 6/01/29 – NPFG Insured	6/17 at 100.00	AA+	1,037,340

1,000	Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 6/01/23 – NPFG Insured	6/15 at 100.00	A2	1,045,940

1,000	Santa Fe, New Mexico Water Utility System Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009, 5.000%, 6/01/27 (WI/DD, Settling 12/15/09)	6/19 at 100.00	AA+	1,075,950
13,000	Total Water and Sewer			13,475,900
$66,040	Total Investments (cost $66,222,243) – 96.3%			67,656,691
	Other Assets Less Liabilities – 3.7%			2,599,341
	Net Assets – 100%			$70,256,032

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

22	Nuveen Investments

Statement of Assets and Liabilities (Unaudited)

November 30, 2009

	Arizona	Colorado	New Mexico
Assets
Investments, at value (cost $68,121,799, $42,324,584 and $66,222,243, respectively)	$67,834,330	$42,383,100	$67,656,691
Cash	75,822	641,489	2,507,314
Receivables:
Interest	1,472,347	711,939	1,199,367
Investments sold	61,160	1,015,000	—
Shares sold	123,967	99,533	152,577
Other assets	110	68	109
Total assets	69,567,736	44,851,129	71,516,058
Liabilities
Payables:
Dividends	120,374	63,255	76,702
Investments purchased	—	620,000	1,066,740
Shares redeemed	44,277	32,615	26,071
Accrued expenses:
Management fees	30,650	19,467	31,045
12b-1 distribution and service fees	13,571	10,761	17,333
Other	57,511	36,441	42,135
Total liabilities	266,383	782,539	1,260,026
Net assets	$69,301,353	$44,068,590	$70,256,032
Class A Shares
Net assets	$47,758,257	$30,623,756	$52,930,130
Shares outstanding	4,670,588	3,098,138	5,197,870
Net asset value per share	$10.23	$9.88	$10.18
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$10.67	$10.31	$10.63
Class B Shares
Net assets	$1,257,765	$831,400	$2,159,161
Shares outstanding	123,013	84,077	211,970
Net asset value and offering price per share	$10.22	$9.89	$10.19
Class C Shares
Net assets	$7,636,169	$8,193,759	$11,452,564
Shares outstanding	747,613	831,068	1,122,230
Net asset value and offering price per share	$10.21	$9.86	$10.21
Class I Shares
Net assets	$12,649,162	$4,419,675	$3,714,177
Shares outstanding	1,236,749	448,236	362,442
Net asset value and offering price per share	$10.23	$9.86	$10.25
Net Assets Consist of:
Capital paid-in	$70,843,029	$45,006,465	$69,327,520
Undistributed (Over-distribution of) net investment income	143,909	(8,988)	58,731
Accumulated net realized gain (loss) from investments	(1,398,116)	(987,403)	(564,667)
Net unrealized appreciation (depreciation) of investments	(287,469)	58,516	1,434,448
Net assets	$69,301,353	$44,068,590	$70,256,032

See accompanying notes to financial statements.

Nuveen Investments	23

Statement of Operations (Unaudited)

Six Months Ended November 30, 2009

	Arizona	Colorado	New Mexico
Investment Income	$1,816,772	$1,138,963	$1,652,151
Expenses
Management fees	189,029	115,711	182,042
12b-1 service fees – Class A	48,077	29,900	51,978
12b-1 distribution and service fees – Class B	6,778	4,450	10,291
12b-1 distribution and service fees – Class C	27,800	29,470	37,451
Shareholders’ servicing agent fees and expenses	20,468	13,156	14,370
Custodian’s fees and expenses	8,939	6,305	7,962
Trustees’ fees and expenses	786	480	718
Professional fees	5,451	4,740	5,124
Shareholders’ reports – printing and mailing expenses	21,081	13,685	15,779
Federal and state registration fees	7,585	2,086	3,333
Other expenses	1,359	861	1,088
Total expenses before custodian fee credit	337,353	220,844	330,136
Custodian fee credit	(82)	(34)	(99)
Net expenses	337,271	220,810	330,037
Net investment income	1,479,501	918,153	1,322,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	14,966	1,228	24,575
Change in net unrealized appreciation (depreciation) of investments	2,907,519	1,766,546	1,672,681
Net realized and unrealized gain (loss)	2,922,485	1,767,774	1,697,256
Net increase (decrease) in net assets from operations	$4,401,986	$2,685,927	$3,019,370

See accompanying notes to financial statements.

24	Nuveen Investments

Statement of Changes in Net Assets (Unaudited)

	Arizona		Colorado		New Mexico
	Six Months Ended 11/30/09	Year Ended 5/31/09	Six Months Ended 11/30/09	Year Ended 5/31/09	Six Months Ended 11/30/09	Year Ended 5/31/09
Operations
Net investment income	$1,479,501	$3,113,954	$918,153	$1,876,656	$1,322,114	$2,513,289
Net realized gain (loss) from investments	14,966	(1,311,089)	1,228	(110,013)	24,575	(118,691)
Change in net unrealized appreciation (depreciation) of investments	2,907,519	(3,093,049)	1,766,546	(2,819,914)	1,672,681	(1,707,638)
Net increase (decrease) in net assets from operations	4,401,986	(1,290,184)	2,685,927	(1,053,271)	3,019,370	686,960
Distributions to Shareholders
From net investment income:
Class A	(1,069,855)	(2,052,764)	(663,364)	(1,268,960)	(1,081,871)	(2,028,233)
Class B	(25,955)	(74,611)	(17,185)	(48,331)	(37,287)	(87,562)
Class C	(146,590)	(283,330)	(154,115)	(312,185)	(183,707)	(279,983)
Class I	(292,171)	(587,479)	(90,630)	(202,696)	(64,432)	(71,213)
From accumulated net realized gains:
Class A	—	(80,935)	—	—	—	—
Class B	—	(3,572)	—	—	—	—
Class C	—	(12,535)	—	—	—	—
Class I	—	(22,938)	—	—	—	—
Decrease in net assets from distributions to shareholders	(1,534,571)	(3,118,164)	(925,294)	(1,832,172)	(1,367,297)	(2,466,991)
Fund Share Transactions
Proceeds from sale of shares	4,055,803	7,500,451	4,113,191	6,940,744	8,831,162	9,727,738
Proceeds from shares issued to shareholders due to reinvestment of distributions	764,048	1,470,162	528,053	972,038	901,661	1,651,627
	4,819,851	8,970,613	4,641,244	7,912,782	9,732,823	11,379,365
Cost of shares redeemed	(6,411,175)	(12,500,825)	(3,442,881)	(10,062,727)	(4,200,951)	(7,706,460)
Net increase (decrease) in net assets from Fund share transactions	(1,591,324)	(3,530,212)	1,198,363	(2,149,945)	5,531,872	3,672,905
Net increase (decrease) in net assets	1,276,091	(7,938,560)	2,958,996	(5,035,388)	7,183,945	1,892,874
Net assets at the beginning of period	68,025,262	75,963,822	41,109,594	46,144,982	63,072,087	61,179,213
Net assets at the end of period	$69,301,353	$68,025,262	$44,068,590	$41,109,594	$70,256,032	$63,072,087
Undistributed (Over-distribution of) net investment income at the end of period	$143,909	$198,979	$(8,988)	$(1,847)	$58,731	$103,914

See accompanying notes to financial statements.

Nuveen Investments	25

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Arizona Municipal Bond Fund (“Arizona”), Nuveen Colorado Municipal Bond Fund (“Colorado”) and Nuveen New Mexico Municipal Bond Fund (“New Mexico”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

Each Fund’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital through investing primarily in portfolios of quality municipal bonds. Each Fund invests substantially all of its assets in municipal bonds that pay interest that is exempt from regular federal income tax and its respective Arizona, Colorado and New Mexico personal income tax. Under normal circumstances, each Fund invests at least 80% of its net assets in investment grade municipal bonds rated BBB/Baa or higher at the time of purchase. Each Fund may invest up to 20% of its net assets in below-investment grade municipal bonds, commonly referred to as “high yield,” “high-risk” or “junk” bonds. Each Fund may invest up to 15% of its assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). Nuveen Asset Management (“the Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification™ (the “Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Codification did not have a material effect on the Funds’ financial statements.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in absence of a pricing service for a particular investment, or the Board of Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information analysis, including the obligor’s credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2009, Colorado and New Mexico had outstanding when-issued/delayed delivery purchase commitments of $620,000 and $1,066,740, respectively. There were no such outstanding purchase commitments in Arizona.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore,

26	Nuveen Investments

management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Flexible Sales Charge Program

Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares are sold without an up-front sales charge but incur a ..75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates is recognized as “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended November 30, 2009, the Funds did not invest in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities. At November 30, 2009, the Funds were not invested in externally-deposited Recourse Trusts.

Derivative Instruments

Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although the Funds are authorized to invest in such derivative instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 2009.

Nuveen Investments	27

Notes to Financial Statements (Unaudited) (continued)

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearing house, which is counterparty to all exchange traded futures, guarantees futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

In determining the value of each Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

28	Nuveen Investments

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of November 30, 2009:

Arizona	Level 1	Level 2	Level 3	Total
Investments: Municipal Bonds	$—	$67,834,330	$—	$67,834,330

Colorado	Level 1	Level 2	Level 3	Total
Investments: Municipal Bonds	$—	$42,383,100	$—	$42,383,100

New Mexico	Level 1	Level 2	Level 3	Total
Investments: Municipal Bonds	$—	$67,656,691	$—	$67,656,691

3. Derivative Instruments and Hedging Activities

During the current fiscal period, the Funds adopted amendments to authoritative guidance under GAAP on disclosures about derivative instruments and hedging activities. This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended November 30, 2009.

4. Fund Shares

Transactions in Fund shares were as follows:

	Arizona
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	174,599	$1,752,646	522,223	$5,122,158
Class A – automatic conversion of Class B Shares	8,843	86,840	17,429	163,165
Class B	499	5,018	5,406	53,118
Class C	92,404	922,504	90,679	883,719
Class I	127,396	1,288,795	126,778	1,278,291
Shares issued to shareholders due to reinvestment of distributions:
Class A	48,644	490,237	98,108	940,207
Class B	845	8,532	2,047	19,630
Class C	7,828	78,988	13,142	126,076
Class I	18,487	186,291	40,069	384,249
	479,545	4,819,851	915,881	8,970,613
Shares redeemed:
Class A	(349,520)	(3,555,546)	(732,034)	(6,911,731)
Class B	(49,168)	(488,932)	(60,378)	(579,635)
Class B – automatic conversion to Class A Shares	(8,843)	(86,840)	(17,429)	(163,165)
Class C	(64,609)	(652,731)	(227,683)	(2,152,540)
Class I	(159,019)	(1,627,126)	(287,791)	(2,693,754)
	(631,159)	(6,411,175)	(1,325,315)	(12,500,825)
Net increase (decrease)	(151,614)	$(1,591,324)	(409,434)	$(3,530,212)

Nuveen Investments	29

Notes to Financial Statements (Unaudited) (continued)

	Colorado
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	163,667	$1,602,866	374,082	$3,415,086
Class A – automatic conversion of Class B Shares	16,377	158,009	50,645	480,976
Class B	145	1,397	7,922	78,326
Class C	132,376	1,288,222	233,488	2,213,094
Class I	109,230	1,062,697	78,687	753,262
Shares issued to shareholders due to reinvestment of distributions:
Class A	38,509	375,033	70,151	652,821
Class B	963	9,351	2,602	24,196
Class C	6,963	67,649	13,358	124,057
Class I	7,841	76,020	18,415	170,964
	476,071	4,641,244	849,350	7,912,782
Shares redeemed:
Class A	(161,384)	(1,575,179)	(471,827)	(4,429,819)
Class B	(10,944)	(106,099)	(33,030)	(308,339)
Class B – automatic conversion to Class A Shares	(16,373)	(158,009)	(50,602)	(480,976)
Class C	(100,383)	(968,415)	(291,411)	(2,625,474)
Class I	(66,123)	(635,179)	(238,903)	(2,218,119)
	(355,207)	(3,442,881)	(1,085,773)	(10,062,727)
Net increase (decrease)	120,864	$1,198,363	(236,423)	$(2,149,945)

	New Mexico
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	444,406	$4,459,504	575,879	$5,554,489
Class A – automatic conversion of Class B Shares	3,733	37,185	24,277	236,149
Class B	183	1,853	541	5,215
Class C	289,211	2,921,270	300,917	2,938,352
Class I	139,159	1,411,350	103,896	993,533
Shares issued to shareholders due to reinvestment of distributions:
Class A	73,770	744,010	144,302	1,393,502
Class B	2,384	24,068	5,669	54,765
Class C	11,038	111,739	17,369	168,025
Class I	2,149	21,844	3,636	35,335
	966,033	9,732,823	1,176,486	11,379,365
Shares redeemed:
Class A	(382,958)	(3,853,082)	(510,321)	(4,910,930)
Class B	(6,987)	(70,342)	(46,581)	(452,113)
Class B – automatic conversion to Class A Shares	(3,732)	(37,185)	(24,252)	(236,149)
Class C	(17,054)	(172,356)	(208,699)	(1,976,793)
Class I	(6,585)	(67,986)	(13,466)	(130,475)
	(417,316)	(4,200,951)	(803,319)	(7,706,460)
Net increase (decrease)	548,717	$5,531,872	373,167	$3,672,905

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended November 30, 2009, were as follows:

	Arizona	Colorado	New Mexico
Purchases	$702,154	$1,582,560	$5,505,330
Sales and maturities	907,380	1,100,000	570,000

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing

30	Nuveen Investments

certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2009, the cost of investments was as follows:

	Arizona	Colorado	New Mexico
Cost of investments	$68,083,575	$42,304,433	$66,211,354

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

	Arizona	Colorado	New Mexico
Gross unrealized:
Appreciation	$3,037,713	$1,600,782	$2,438,205
Depreciation	(3,286,958)	(1,522,115)	(992,868)
Net unrealized appreciation (depreciation) of investments	$(249,245)	$78,667	$1,445,337
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2009, the Funds’ last tax year end, were as follows:

	Arizona	Colorado	New Mexico
Undistributed net tax-exempt income*	$435,230	$135,598	$310,790
Undistributed net ordinary income**	—	1,896	—
Undistributed net long-term capital gains	—	—	—
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 11, 2009, paid on June 1, 2009.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2009, was designated for purposes of the dividends paid deduction as follows:

	Arizona	Colorado	New Mexico
Distributions from net tax-exempt income	$2,990,685	$1,835,876	$2,448,019
Distributions from net ordinary income**	11	—	—
Distributions from net long-term capital gains	120,135	—	—
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2009, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Colorado	New Mexico
Expiration:
May 31, 2010	$97,920	$—
May 31, 2011	220,293	309,022
May 31, 2012	204,953	161,534
May 31, 2016	251,245	—
May 31, 2017	214,504	57,864
Total	$988,915	$528,420

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2008 through May 31, 2009, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	Arizona	New Mexico
Post-October capital losses	$1,413,083	$60,822

7. Management Fee and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Nuveen Investments	31

Notes to Financial Statements (Unaudited) (continued)

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets (1)	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund net assets managed as stated in the following table. As of November 30, 2009, the complex-level fee rate was .1896%.

The complex-level fee schedule is as follows:

Complex-Level Net Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed net assets of all Nuveen funds, with such daily managed net assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fee components, daily managed net assets, includes assets managed by the Adviser that are attributable to each fund’s use of financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed net assets in certain circumstances.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended November 30, 2009, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Arizona	Colorado	New Mexico
Sales charges collected	$38,379	$17,484	$94,238
Paid to financial intermediaries	33,110	14,992	82,541

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended November 30, 2009, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Arizona	Colorado	New Mexico
Commission advances	$9,312	$11,762	$40,782

32	Nuveen Investments

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2009, the Distributor retained such 12b-1 fees as follows:

	Arizona	Colorado	New Mexico
12b-1 fees retained	$9,183	$10,733	$21,927

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2009, as follows:

	Arizona	Colorado	New Mexico
CDSC retained	$—	$2,363	$407

8. New Accounting Standards

Accounting for Transfers of Financial Assets

During June 2009, the FASB issued changes to the authoritative guidance under GAAP on accounting for transfers of financial assets. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.

This guidance is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of this guidance should be applied to transfers that occurred both before and after the effective date of this guidance. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and disclosures, if any.

9. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 28, 2009, to shareholders of record on December 23, 2009, as follows:

	Arizona	Colorado	New Mexico
Dividend per share:
Class A	$.0375	$.0360	$.0350
Class B	.0310	.0300	.0290
Class C	.0330	.0315	.0305
Class I	.0390	.0375	.0370

Evaluation Date

In May 2009, the FASB issued changes to authoritative guidance under GAAP for subsequent events. This guidance requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. This guidance is intended to establish general standards of accounting and for disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. This guidance requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued. This guidance is effective for interim and annual periods ending after June 15, 2009. The Funds have performed an evaluation of subsequent events through January 26, 2010, which is the date the financial statements were issued.

Nuveen Investments	33

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

ARIZONA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (10/86)
2010(e)	$9.82	$.22	$.42	$.64	$(.23)	$—	$(.23)	$10.23	6.52%
2009	10.35	.44	(.52)	(.08)	(.43)	(.02)	(.45)	9.82	(.65)
2008	10.61	.43	(.26)	.17	(.41)	(.02)	(.43)	10.35	1.67
2007	10.60	.42	.05	.47	(.41)	(.05)	(.46)	10.61	4.51
2006	10.87	.43	(.27)	.16	(.42)	(.01)	(.43)	10.60	1.58
2005	10.73	.46	.30	.76	(.46)	(.16)	(.62)	10.87	7.28
Class B (2/97)
2010(e)	9.82	.18	.41	.59	(.19)	—	(.19)	10.22	6.04
2009	10.35	.37	(.53)	(.16)	(.35)	(.02)	(.37)	9.82	(1.41)
2008	10.61	.35	(.26)	.09	(.33)	(.02)	(.35)	10.35	.86
2007	10.59	.34	.06	.40	(.33)	(.05)	(.38)	10.61	3.80
2006	10.85	.35	(.26)	.09	(.34)	(.01)	(.35)	10.59	.88
2005	10.72	.38	.29	.67	(.38)	(.16)	(.54)	10.85	6.37
Class C (2/94)
2010(e)	9.81	.19	.41	.60	(.20)	—	(.20)	10.21	6.14
2009	10.34	.39	(.53)	(.14)	(.37)	(.02)	(.39)	9.81	(1.23)
2008	10.60	.37	(.26)	.11	(.35)	(.02)	(.37)	10.34	1.09
2007	10.58	.36	.06	.42	(.35)	(.05)	(.40)	10.60	4.04
2006	10.85	.37	(.27)	.10	(.36)	(.01)	(.37)	10.58	1.01
2005	10.71	.40	.30	.70	(.40)	(.16)	(.56)	10.85	6.71
Class I (2/97)(f)
2010(e)	9.82	.23	.41	.64	(.23)	—	(.23)	10.23	6.62
2009	10.35	.46	(.53)	(.07)	(.44)	(.02)	(.46)	9.82	(.46)
2008	10.61	.45	(.26)	.19	(.43)	(.02)	(.45)	10.35	1.84
2007	10.59	.45	.05	.50	(.43)	(.05)	(.48)	10.61	4.79
2006	10.86	.45	(.27)	.18	(.44)	(.01)	(.45)	10.59	1.75
2005	10.72	.48	.30	.78	(.48)	(.16)	(.64)	10.86	7.47

34	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement						Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$47,758.93		%*	.93	%*	4.29	%*	.93	%*	.93	%*	4.29	%*	1%
47,006.92			.92		4.52		.92		.92		4.52		27
50,543	1.03		.93		4.05		1.03		.93		4.05		19
60,748	1.01		.88		3.94		1.01		.88		3.94		19
62,420.90			.90		3.98		.90		.90		3.98		21
69,432.90			.90		4.20		.90		.90		4.20		26

1,258	1.68	*	1.68	*	3.55	*	1.68	*	1.68	*	3.55	*	1
1,764	1.67		1.67		3.76		1.67		1.67		3.76		27
2,588	1.78		1.68		3.30		1.78		1.68		3.30		19
3,216	1.77		1.64		3.19		1.77		1.64		3.19		19
4,021	1.65		1.65		3.23		1.65		1.65		3.23		21
4,791	1.65		1.65		3.46		1.65		1.65		3.46		26

7,636	1.48	*	1.48	*	3.74	*	1.48	*	1.48	*	3.74	*	1
6,983	1.47		1.47		3.96		1.47		1.47		3.96		27
8,642	1.58		1.48		3.50		1.58		1.48		3.50		19
9,020	1.56		1.43		3.40		1.56		1.43		3.40		19
8,951	1.45		1.45		3.44		1.45		1.45		3.44		21
8,462	1.45		1.45		3.65		1.45		1.45		3.65		26

12,649.73		*	.73	*	4.49	*	.73	*	.73	*	4.49	*	1
12,273.72			.72		4.72		.72		.72		4.72		27
14,191.83			.73		4.25		.83		.73		4.25		19
15,258.81			.68		4.14		.81		.68		4.14		19
14,876.70			.70		4.19		.70		.70		4.19		21
15,656.70			.70		4.41		.70		.70		4.41		26

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(e)	For the six months ended November 30, 2009.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	35

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

COLORADO
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (5/87)
2010(e)	$9.48	$.21	$.41	$.62	$(.22)	$—	$(.22)	$9.88	6.56%
2009	10.09	.43	(.62)	(.19)	(.42)	—	(.42)	9.48	(1.67)
2008	10.32	.41	(.22)	.19	(.42)	—	(.42)	10.09	1.91
2007	10.30	.42	.02	.44	(.42)	—	(.42)	10.32	4.31
2006	10.56	.42	(.26)	.16	(.42)	—	(.42)	10.30	1.55
2005	10.03	.43	.51	.94	(.41)	—	(.41)	10.56	9.50
Class B (2/97)
2010(e)	9.48	.18	.41	.59	(.18)	—	(.18)	9.89	6.27
2009	10.09	.36	(.62)	(.26)	(.35)	—	(.35)	9.48	(2.44)
2008	10.32	.34	(.23)	.11	(.34)	—	(.34)	10.09	1.13
2007	10.30	.34	.02	.36	(.34)	—	(.34)	10.32	3.53
2006	10.56	.34	(.26)	.08	(.34)	—	(.34)	10.30	.79
2005	10.04	.35	.50	.85	(.33)	—	(.33)	10.56	8.61
Class C (2/97)
2010(e)	9.45	.19	.41	.60	(.19)	—	(.19)	9.86	6.39
2009	10.06	.38	(.62)	(.24)	(.37)	—	(.37)	9.45	(2.25)
2008	10.30	.36	(.23)	.13	(.37)	—	(.37)	10.06	1.28
2007	10.28	.36	.03	.39	(.37)	—	(.37)	10.30	3.78
2006	10.54	.36	(.25)	.11	(.37)	—	(.37)	10.28	1.03
2005	10.02	.37	.51	.88	(.36)	—	(.36)	10.54	8.85
Class I (2/97)(f)
2010(e)	9.45	.22	.42	.64	(.23)	—	(.23)	9.86	6.78
2009	10.07	.45	(.62)	(.17)	(.45)	—	(.45)	9.45	(1.55)
2008	10.31	.43	(.23)	.20	(.44)	—	(.44)	10.07	2.06
2007	10.29	.44	.02	.46	(.44)	—	(.44)	10.31	4.56
2006	10.55	.44	(.26)	.18	(.44)	—	(.44)	10.29	1.78
2005	10.03	.45	.50	.95	(.43)	—	(.43)	10.55	9.65

36	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement						Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$30,624.94		%*	.94	%*	4.41	%*	.94	%*	.94	%*	4.41	%*	3%
28,820.95			.95		4.60		.95		.95		4.60		12
30,448.93			.93		4.04		.93		.93		4.04		28
32,203.90			.90		3.99		.90		.90		3.99		17
31,512.94			.94		4.03		.94		.94		4.03		28
32,345.93			.93		4.10		.93		.93		4.10		29

831	1.69	*	1.69	*	3.68	*	1.69	*	1.69	*	3.68	*	3
1,046	1.69		1.69		3.82		1.69		1.69		3.82		12
1,851	1.68		1.68		3.30		1.68		1.68		3.30		28
2,843	1.66		1.66		3.25		1.66		1.66		3.25		17
4,225	1.69		1.69		3.28		1.69		1.69		3.28		28
5,491	1.68		1.68		3.35		1.68		1.68		3.35		29

8,194	1.49	*	1.49	*	3.86	*	1.49	*	1.49	*	3.86	*	3
7,488	1.50		1.50		4.04		1.50		1.50		4.04		12
8,418	1.48		1.48		3.49		1.48		1.48		3.49		28
7,034	1.45		1.45		3.44		1.45		1.45		3.44		17
5,184	1.49		1.49		3.48		1.49		1.49		3.48		28
5,077	1.48		1.48		3.55		1.48		1.48		3.55		29

4,420.74		*	.74	*	4.61	*	.74	*	.74	*	4.61	*	3
3,756.74			.74		4.78		.74		.74		4.78		12
5,428.74			.74		4.23		.74		.74		4.23		28
1,967.70			.70		4.19		.70		.70		4.19		17
938.74			.74		4.24		.74		.74		4.24		28
809.73			.73		4.30		.73		.73		4.30		29

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(e)	For the six months ended November 30, 2009.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	37

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

NEW MEXICO
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/92)
2010(e)	$9.93	$.20	$.26	$.46	$(.21)	$ —	$(.21)	$10.18	4.67%
2009	10.24	.42	(.32)	.10	(.41)	—	(.41)	9.93	1.19
2008	10.36	.41	(.12)	.29	(.41)	—	(.41)	10.24	2.82
2007	10.29	.41	.05	.46	(.39)	—	(.39)	10.36	4.51
2006	10.57	.41	(.28)	.13	(.41)	—	(.41)	10.29	1.29
2005	10.07	.43	.50	.93	(.43)	—	(.43)	10.57	9.41
Class B (2/97)
2010(e)	9.94	.17	.25	.42	(.17)	—	(.17)	10.19	4.30
2009	10.24	.35	(.31)	.04	(.34)	—	(.34)	9.94	.51
2008	10.36	.33	(.12)	.21	(.33)	—	(.33)	10.24	2.05
2007	10.29	.33	.05	.38	(.31)	—	(.31)	10.36	3.73
2006	10.57	.33	(.27)	.06	(.34)	—	(.34)	10.29	.54
2005	10.07	.35	.50	.85	(.35)	—	(.35)	10.57	8.59
Class C (2/97)
2010(e)	9.95	.18	.26	.44	(.18)	—	(.18)	10.21	4.49
2009	10.26	.37	(.32)	.05	(.36)	—	(.36)	9.95	.63
2008	10.38	.36	(.13)	.23	(.35)	—	(.35)	10.26	2.23
2007	10.30	.35	.06	.41	(.33)	—	(.33)	10.38	4.01
2006	10.58	.35	(.28)	.07	(.35)	—	(.35)	10.30	.71
2005	10.07	.37	.51	.88	(.37)	—	(.37)	10.58	8.88
Class I (2/97)(f)
2010(e)	10.00	.22	.25	.47	(.22)	—	(.22)	10.25	4.75
2009	10.30	.44	(.31)	.13	(.43)	—	(.43)	10.00	1.47
2008	10.41	.43	(.12)	.31	(.42)	—	(.42)	10.30	3.09
2007	10.33	.43	.06	.49	(.41)	—	(.41)	10.41	4.77
2006	10.61	.43	(.28)	.15	(.43)	—	(.43)	10.33	1.46
2005	10.11	.45	.50	.95	(.45)	—	(.45)	10.61	9.56

38	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement						Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$52,930.89		%*	.89	%*	4.05	%*	.89	%*	.89	%*	4.05	%*	1%
50,256.90			.90		4.32		.90		.90		4.32		7
49,402.89			.89		3.98		.89		.89		3.98		9
48,069.89			.89		3.90		.89		.89		3.90		9
45,044.91			.91		3.86		.91		.91		3.86		13
42,608.92			.92		4.14		.92		.92		4.14		12

2,159	1.64	*	1.64	*	3.30	*	1.64	*	1.64	*	3.30	*	1
2,188	1.65		1.65		3.58		1.65		1.65		3.58		7
2,916	1.64		1.64		3.23		1.64		1.64		3.23		9
3,336	1.65		1.65		3.15		1.65		1.65		3.15		9
3,940	1.66		1.66		3.10		1.66		1.66		3.10		13
5,007	1.67		1.67		3.39		1.67		1.67		3.39		12

11,453	1.44	*	1.44	*	3.49	*	1.44	*	1.44	*	3.49	*	1
8,352	1.45		1.45		3.77		1.45		1.45		3.77		7
7,484	1.44		1.44		3.43		1.44		1.44		3.43		9
7,873	1.44		1.44		3.35		1.44		1.44		3.35		9
7,517	1.46		1.46		3.31		1.46		1.46		3.31		13
6,364	1.47		1.47		3.58		1.47		1.47		3.58		12

3,714.69		*	.69	*	4.23	*	.69	*	.69	*	4.23	*	1
2,276.70			.70		4.51		.70		.70		4.51		7
1,376.69			.69		4.18		.69		.69		4.18		9
1,300.69			.69		4.10		.69		.69		4.10		9
1,015.71			.71		4.06		.71		.71		4.06		13
895.72			.72		4.34		.72		.72		4.34		12

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(e)	For the six months ended November 30, 2009.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	39

Glossary of Terms Used in this Report

Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed”, with current holders receiving a formula-based interest rate until the next scheduled auction.

Pre-refundings: Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

40	Nuveen Investments

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	41

Nuveen Investments:

Serving Investors For Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions

for our clients’ different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed $141 billion of assets on September 30, 2009.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at www.nuveen.com/mf

•	Share prices

•	Fund details

•	Daily financial news

•	Investor education

Distributed by Nuveen Investments, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-MS2-1109P

Mutual Funds

Nuveen Municipal Bond Funds

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Semi-Annual Report

November 30, 2009

Nuveen Florida Preference Municipal Bond Fund	Nuveen Maryland Municipal Bond Fund	Nuveen Pennsylvania Municipal Bond Fund	Nuveen Virginia Municipal Bond Fund

LIFE IS COMPLEX.

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Investments Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com

If you receive your Nuveen Fund dividends and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund dividends and statements directly from Nuveen.

Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Chairman’s

Letter to Shareholders

Dear Shareholder,

The financial markets in which your Fund operates continue to reflect the larger economic crosscurrents. The illiquidity that infected global credit markets over the last year continues to recede but there is concern about the impact of a reduction in official liquidity support programs. The major institutions that are the linchpin of the international financial system have strengthened their capital structures, but many still struggle with losses in their various portfolios. Global trends include increasing trade and concern about the ability of the U.S. government to address its substantial budgetary deficits.

While the fixed-income and equity markets have recovered from the lows recorded in the first quarter of 2009, identifying those developments that will define the future is never easy, and rarely is it more difficult than at present. A fundamental component of a successful investment program is a commitment to remain focused on long-term investment goals even during periods of heightened market uncertainty. Another component is to re-evaluate investment disciplines and tactics and to confirm their validity following periods of extreme volatility and market dislocation, such as we have recently experienced. Your Board carried out an intensive review of investment performance with these objectives in mind during April and May of 2009 as part of the annual management contract renewal process. Confirming the appropriateness of a long term investment strategy is as important for our shareholders as it is for our professional investment managers. For that reason, I again encourage you to remain in communication with your financial consultant on this subject.

On behalf of the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Nuveen Fund Board

January 20, 2010

Nuveen Investments	1

Portfolio Managers’ Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Portfolio managers Daniel Close and Cathryn Steeves examine key investment strategies and the six-month performance of the Nuveen Florida Preference, Maryland, Pennsylvania and Virginia Municipal Bond Funds. Dan, who has ten years of investment experience, began managing the Florida Preference Fund in 2007. Cathryn has thirteen years of investment experience and has managed the Maryland, Pennsylvania and Virginia Funds since 2006.

How did the Funds perform during the six-month period ending November 30, 2009?

The table on page three provides Class A Share total returns for the four Funds for the six-month, one-year, five-year and ten-year periods ending November 30, 2009. During the past six months, all four Funds saw their Class A Shares at net asset value outperform their corresponding Lipper peer fund average, the national Barclays Capital Municipal Bond Index, the Standard & Poor’s (S&P) National Municipal Bond Index and their respective S&P state municipal bond indexes. The factors determining the performance of each Fund are discussed later in this report.

2	Nuveen Investments

1	The Standard & Poor’s (S&P) Florida Municipal Bond Index is a market valueweighted index designed to measure the performance of the investment-grade Florida municipal bond market. The Standard & Poor’s (S&P) Maryland Municipal Bond Index is a market value-weighted index designed to measure the performance of the investment-grade Maryland municipal bond market. The Standard & Poor’s (S&P) Pennsylvania Municipal Bond Index is a market value-weighted index designed to measure the performance of the investment-grade Pennsylvania municipal bond market. The Standard & Poor’s (S&P) Virginia Municipal Bond Index is a market value-weighted index designed to measure the performance of the investment-grade Virginia municipal bond market. These indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

2	The Standard & Poor’s (S&P) National Municipal Bond Index is a market value-weighted index designed to measure the performance of the investment grade municipal bond market. The index does not reflect any initial or ongoing expenses and is not available for direct investment.

3	The Lipper category averages shown represent the average annualized total return for all reporting funds in the respective categories. The Lipper Florida State Municipal Debt Funds Average contained 12, 12, 12 and 10 funds for the six-month, one-year, five-year and ten year periods, respectively, ended November 30, 2009. The Lipper Maryland Municipal Debt Funds Average had 34, 33, 25 and 20 funds, the Lipper Pennsylvania Municipal Debt Funds Average had 156, 156, 145 and 143 funds and the Lipper Virginia Municipal Debt Funds Average had 33, 33, 27 and 24 funds respectively. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Average.

4	The Barclays Capital Municipal Bond Index is an unmanaged index containing a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

Class A Shares – Average Annual Total Returns

As of 11/30/09

	Cumulative Six-Month	Average Annual
		1-Year	5-Year	10-Year
Nuveen Florida Municipal Bond Fund
A Shares at NAV	7.07%	15.99%	2.88%	4.08%
A Shares at Offer	2.62%	11.15%	2.01%	3.63%
Standard & Poor’s (S&P) Florida Municipal Bond Index[1]	5.69%	14.73%	3.73%	5.30%
Standard & Poor’s (S&P) National Municipal Bond Index[2]	5.15%	14.83%	4.34%	5.58%
Lipper Florida Municipal Debt Funds Average[3]	5.71%	14.60%	3.20%	4.49%
Barclays Capital Municipal Bond Index[4]	4.75%	14.19%	4.51%	5.64%
Nuveen Maryland Municipal Bond Fund
A Shares at NAV	7.30%	19.50%	4.03%	5.25%
A Shares at Offer	2.79%	14.52%	3.14%	4.79%
Standard & Poor’s (S&P) Maryland Municipal Bond Index[1]	5.30%	14.87%	4.46%	5.51%
Standard & Poor’s (S&P) National Municipal Bond Index[2]	5.15%	14.83%	4.34%	5.58%
Lipper Maryland Municipal Debt Funds Average[3]	6.72%	17.77%	3.33%	4.66%
Barclays Capital Municipal Bond Index[4]	4.75%	14.19%	4.51%	5.64%
Nuveen Pennsylvania Municipal Bond Fund
A Shares at NAV	6.17%	17.83%	4.08%	5.24%
A Shares at Offer	1.68%	12.91%	3.18%	4.79%
Standard & Poor’s (S&P) Pennsylvania Municipal Bond Index[1]	4.94%	14.67%	4.46%	5.64%
Standard & Poor’s (S&P) National Municipal Bond Index[2]	5.15%	14.83%	4.34%	5.58%
Lipper Pennsylvania Municipal Debt Funds Average[3]	5.84%	16.25%	3.21%	4.55%
Barclays Capital Municipal Bond Index[4]	4.75%	14.19%	4.51%	5.64%
Nuveen Virginia Municipal Bond Fund
A Shares at NAV	6.29%	19.09%	3.95%	5.08%
A Shares at Offer	1.82%	14.09%	3.06%	4.63%
Standard & Poor’s (S&P) Virginia Municipal Bond Index[1]	5.08%	14.92%	4.42%	5.50%
Standard & Poor’s (S&P) National Municipal Bond Index[2]	5.15%	14.83%	4.34%	5.58%
Lipper Virginia Municipal Debt Funds Average[3]	5.94%	17.03%	3.37%	4.61%
Barclays Capital Municipal Bond Index[4]	4.75%	14.19%	4.51%	5.64%

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Returns at NAV would be lower if the sales charge were included. Class A Shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

Nuveen Investments	3

What strategies were used to manage the Funds during the period? How did these strategies influence performance?

All of the Funds continued to employ the same fundamental investment strategies and tactics used in previous years, although our ability to implement those strategies depended on the individual characteristics of the portfolios as well as market conditions within each state.

Nuveen Florida Preference Municipal Bond Fund

In our last report, we discussed how securities with better credit quality and shorter durations (meaning less price sensitivity to changes in interest rates) were the best performers in a weak market environment for municipal bonds. During this six-month period, however, the opposite was true — generally speaking, the issues that fared the best were those with lower credit ratings and longer durations.

As a result, credit quality allocation was the biggest positive influence on the Florida Fund’s performance. We had a healthy weighting in lower-rated bonds, in part because we took advantage of low valuations in the late-2008 and early-2009 market downturn. At that time, we bought a number of credits that we believed were fundamentally sound but priced at undeservedly low levels. As the market bounced back throughout most of 2009, we continued to hold onto these positions, which performed particularly well. Also helping the Fund’s performance was an underweighting in higher-rated bonds, which significantly lagged their lower-rated counterparts.

The Fund benefited from duration positioning to a lesser extent. Compared to the national municipal bond market, the Fund had an overweight exposure to longer-dated bonds, while being underweighted in the weaker-performing short end of the yield curve. Despite the overall helpful nature of this positioning, the higher-rated, shorter-dated issues we did own — including an allocation to pre-refunded bonds — were a drag on the Fund’s relative performance.

Other noteworthy positive influences on total return included a relative overweighting in the strong-performing health care sector and comparative underexposure to tax-supported bonds, which, because of their generally high credit quality, lagged the market.

Throughout the period, we sought to manage risk and increase the portfolio’s geographic diversity by buying a number of out-of-state bonds, which, in our view, were offering better values. Most of our buying activity took place early in the period, before tax-exempt bond prices began to reflect the impact of the federal “Build America” bond program. Build America Bonds are a new class of taxable municipal debt created as part of the February 2009 economic stimulus package. These bonds offer municipal issuers a federal subsidy equal to 35% of the security’s interest payments and therefore offer issuers an attractive alternative to traditional tax-exempt debt. Since interest payments from these bonds pay taxable distributions, we do not see them as a good investment opportunity for these funds. However, the issuance of Build America Bonds reduced the supply of tax-exempt municipal bonds, thereby causing the values of these securities to remain strong.

Our new purchases included some electric utility issues, as we saw attractive values in this part of the market. We also saw good opportunities among uninsured health care — offering what we felt were surprisingly high yields — and transportation bonds. To fund

4	Nuveen Investments

these purchases, we used the proceeds of bond calls, of which we had a decent amount during the past six months. In addition, we sold two positions — one a health care issue, the other a continuing care retirement community (CCRC) issue — that had not performed up to our expectations and whose credit quality we believed was likely to deteriorate. We also took advantage of opportunities to sell bonds with structures that tend to appeal to individual investors — the primary source of demand for municipal securities during much of the period.

Nuveen Maryland, Pennsylvania and Virginia Funds

The Maryland Fund, the Pennsylvania Fund, and, to a lesser extent, the Virginia Fund were helped by their credit quality allocations. Specifically, the portfolios had relatively large exposures to BBB-rated and non-rated bonds, and lower weightings in AAA and AA-rated bonds. Both of these factors added to positive relative performance during the six months, as investors generally favored riskier bonds with higher yields.

While credit-rating exposure had the biggest positive impact on the Maryland and Pennsylvania Funds, the Virginia Fund benefited the most from its duration positioning. A slight overweighting in longer- and intermediate-duration bonds helped, as did an underweighting in pre-refunded bonds and other very-short-duration holdings. The Pennsylvania Fund also was underexposed to pre-refunded bonds, which added to comparative results, and the Fund benefited from its allocation to certain categories of longer-dated bonds. The Maryland portfolio’s duration was closely in line with the national municipal market and therefore it had minimal impact on the Fund’s relative performance.

All three Funds benefited from their positioning in the health care, housing and industrial development revenue bond sectors, while the Maryland and Pennsylvania Funds benefited additionally from their positioning in the education sector. In addition, all three Funds were relatively underweighted in tax-backed bonds — a helpful factor, given those securities’ more-conservative credit profile and weaker relative performance during the six-month period.

All three Funds held tobacco bonds during the period, with the Virginia portfolio having the largest weighting in this category. These securities performed quite well. However, to varying degrees in each portfolio, we tended to be underweighted relative to the national municipal market. This positioning detracted modestly from our overall comparative results.

We made very few changes to the portfolios, as we felt that all three were relatively well-positioned. Both the Pennsylvania and the Virginia Funds were somewhat longer in duration than the national municipal market, which helped our performance as bonds rallied. Accordingly, we were content to reap the benefits of this positioning and leave the portfolios alone for the most part, as we realized that the bonds in the portfolio were in a better position to benefit from market conditions than newer, lower-yielding debt.

In Maryland, municipal bond issuance was sparse during the six-month period. In this environment, our investment strategy was to take advantage of the limited opportunities available. Our purchases included some health care and student housing bonds

Nuveen Investments	5

purchased in the secondary municipal market and — in the only new issue deal we participated in — some water bonds for the city of Baltimore. At period end, we still had a modest cash position, as we felt that we were serving our shareholders best by being patient and holding onto the higher-yielding bonds we already owned.

Activity was very limited in the Virginia Fund as well. We made only several purchases during the period — including a large transportation revenue bond deal for the train line being built to Dulles Airport in Northern Virginia. We also added airport and toll-road bonds to fund additional Northern Virginia projects.

We were considerably more active in the Pennsylvania Fund, taking advantage of opportunities in both the primary and secondary municipal markets. Our purchases, which generally occurred late in the period, were across a variety of sectors and included education, health care, transportation and general obligation bonds. When possible, these were higher-coupon, longer-dated issues, as we felt these offered the best long-term values for our shareholders.

Dividend Information

The Class B Shares of the Maryland and Pennsylvania Funds and the Class C Shares of the Virginia Fund experienced a dividend reduction in November 2009, while the Class B Shares of the Virginia Fund saw a dividend cut in August 2009. The Maryland Fund’s Class I Shares saw one dividend increase in August 2009. There were no other dividend changes to any of the Funds during the past six months.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2009, all four Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial statement purposes.

6	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen Florida Preference Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FLOTX	FLOBX	FLCTX	NMFLX
NAV	$9.39	$9.39	$9.37	$9.39
Latest Monthly Dividend[1]	$0.0365	$0.0310	$0.0325	$0.0380
Inception Date	6/15/90	2/03/97	9/14/95	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	15.99%	11.15%
5-Year	2.88%	2.01%
10-Year	4.08%	3.63%

B Shares	w/o CDSC	w/CDSC
1-Year	15.27%	11.27%
5-Year	2.10%	1.93%
10-Year	3.44%	3.44%

C Shares	NAV
1-Year	15.40%
5-Year	2.31%
10-Year	3.50%

I Shares	NAV
1-Year	16.36%
5-Year	3.10%
10-Year	4.28%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[2]	4.66%	4.47%
30-Day Yield[2]	4.09%	—
SEC 30-Day Yield[2,3]	—	3.92%
Taxable-Equivalent Yield[3,4]	5.68%	5.44%

B Shares	NAV
Dividend Yield[2]	3.96%
30-Day Yield[2]	3.34%
Taxable-Equivalent Yield[4]	4.64%

C Shares	NAV
Dividend Yield[2]	4.16%
30-Day Yield[2]	3.54%
Taxable-Equivalent Yield[4]	4.92%

I Shares	NAV
Dividend Yield[2]	4.86%
SEC 30-Day Yield[2]	4.29%
Taxable-Equivalent Yield[4]	5.96%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	20.26%	15.22%
5-Year	2.77%	1.89%
10-Year	4.23%	3.78%

B Shares	w/o CDSC	w/CDSC
1-Year	19.38%	15.38%
5-Year	2.01%	1.84%
10-Year	3.61%	3.61%

C Shares	NAV
1-Year	19.67%
5-Year	2.22%
10-Year	3.66%

I Shares	NAV
1-Year	20.50%
5-Year	2.98%
10-Year	4.44%

Portfolio Statistics
Net Assets ($000)	$188,693
Average Effective Maturity on Securities (Years)	17.90
Average Duration	6.83

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.83%	5/31/09
Class B	1.58%	5/31/09
Class C	1.38%	5/31/09
Class I	0.63%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a federal income tax rate of 28%.

Nuveen Investments	7

Fund Spotlight as of 11/30/09 Nuveen Florida Preference Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/Limited	29.6%
Health Care	16.8%
Utilities	15.7%
Transportation	9.8%
U.S. Guaranteed	7.4%
Water and Sewer	4.4%
Housing/Multifamily	3.9%
Other	12.4%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,070.70	$1,066.90	$1,068.10	$1,073.00	$1,020.81	$1,017.05	$1,018.05	$1,021.81
Expenses Incurred During Period	$4.41	$8.29	$7.26	$3.38	$4.31	$8.09	$7.08	$3.29

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .85%, 1.60%, 1.40% and .65% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen Maryland Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	NMDAX	NBMDX	NMDCX	NMMDX
NAV	$10.55	$10.56	$10.52	$10.56
Latest Monthly Dividend[1]	$0.0345	$0.0280	$0.0300	$0.0365
Inception Date	9/07/94	3/06/97	9/16/94	2/28/92

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	19.50%	14.52%
5-Year	4.03%	3.14%
10-Year	5.25%	4.79%

B Shares	w/o CDSC	w/CDSC
1-Year	18.50%	14.50%
5-Year	3.22%	3.04%
10-Year	4.62%	4.62%

C Shares	NAV
1-Year	18.92%
5-Year	3.45%
10-Year	4.67%

I Shares	NAV
1-Year	19.71%
5-Year	4.23%
10-Year	5.45%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[2]	3.92%	3.76%
30-Day Yield[2]	3.21%	—
SEC 30-Day Yield[2,3]	—	3.07%
Taxable-Equivalent Yield[3,4]	4.69%	4.49%

B Shares	NAV
Dividend Yield[2]	3.18%
30-Day Yield[2]	2.46%
Taxable-Equivalent Yield[4]	3.60%

C Shares	NAV
Dividend Yield[2]	3.42%
30-Day Yield[2]	2.66%
Taxable-Equivalent Yield[4]	3.89%

I Shares	NAV
Dividend Yield[2]	4.15%
SEC 30-Day Yield[2]	3.41%
Taxable-Equivalent Yield[4]	4.99%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	20.87%	15.78%
5-Year	3.82%	2.93%
10-Year	5.39%	4.94%

B Shares	w/o CDSC	w/CDSC
1-Year	19.86%	15.86%
5-Year	3.02%	2.84%
10-Year	4.76%	4.76%

C Shares	NAV
1-Year	20.29%
5-Year	3.25%
10-Year	4.80%

I Shares	NAV
1-Year	21.08%
5-Year	4.01%
10-Year	5.58%

Portfolio Statistics
Net Assets ($000)	$167,300
Average Effective Maturity on Securities (Years)	16.51
Average Duration	6.57

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.86%	5/31/09
Class B	1.61%	5/31/09
Class C	1.41%	5/31/09
Class I	0.66%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.6%.

Nuveen Investments	9

Fund Spotlight as of 11/30/09 Nuveen Maryland Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Health Care	22.4%
Tax Obligation/General	15.9%
Tax Obligation/Limited	12.7%
U.S. Guaranteed	10.9%
Education and Civic Organizations	9.1%
Housing/Single Family	5.9%
Housing/Multifamily	4.8%
Consumer Staples	3.1%
Industrials	3.0%
Other	12.2%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,073.00	$1,068.20	$1,070.40	$1,074.10	$1,020.81	$1,017.05	$1,018.05	$1,021.81
Expenses Incurred During Period	$4.42	$8.30	$7.27	$3.38	$4.31	$8.09	$7.08	$3.29

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .85%, 1.60%, 1.40% and .65% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

10	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen Pennsylvania Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FPNTX	FPMMX	FPMBX	NBPAX
NAV	$10.36	$10.36	$10.31	$10.32
Latest Monthly Dividend[1]	$0.0350	$0.0285	$0.0305	$0.0365
Inception Date	10/29/86	2/03/97	2/02/94	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	17.83%	12.91%
5-Year	4.08%	3.18%
10-Year	5.24%	4.79%

B Shares	w/o CDSC	w/CDSC
1-Year	16.97%	12.97%
5-Year	3.30%	3.13%
10-Year	4.61%	4.61%

C Shares	NAV
1-Year	17.16%
5-Year	3.48%
10-Year	4.66%

I Shares	NAV
1-Year	18.14%
5-Year	4.28%
10-Year	5.44%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[2]	4.05%	3.89%
30-Day Yield[2]	3.75%	—
SEC 30-Day Yield[2,3]	—	3.59%
Taxable-Equivalent Yield[3,4]	5.37%	5.14%

B Shares	NAV
Dividend Yield[2]	3.30%
30-Day Yield[2]	3.01%
Taxable-Equivalent Yield[4]	4.31%

C Shares	NAV
Dividend Yield[2]	3.55%
30-Day Yield[2]	3.20%
Taxable-Equivalent Yield[4]	4.58%

I Shares	NAV
Dividend Yield[2]	4.24%
SEC 30-Day Yield[2]	3.95%
Taxable-Equivalent Yield[4]	5.66%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	19.47%	14.41%
5-Year	3.86%	2.97%
10-Year	5.42%	4.97%

B Shares	w/o CDSC	w/CDSC
1-Year	18.60%	14.60%
5-Year	3.08%	2.91%
10-Year	4.80%	4.80%

C Shares	NAV
1-Year	18.80%
5-Year	3.28%
10-Year	4.84%

I Shares	NAV
1-Year	19.64%
5-Year	4.06%
10-Year	5.62%

Portfolio Statistics
Net Assets ($000)	$260,724
Average Effective Maturity on Securities (Years)	17.13
Average Duration	7.22

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.84%	5/31/09
Class B	1.59%	5/31/09
Class C	1.39%	5/31/09
Class I	0.64%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 30.2%.

Nuveen Investments	11

Fund Spotlight as of 11/30/09 Nuveen Pennsylvania Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/General	20.4%
Health Care	17.7%
Education and Civic Organizations	13.9%
U.S. Guaranteed	10.7%
Water and Sewer	7.8%
Transportation	7.7%
Tax Obligation/Limited	7.6%
Other	14.2%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,061.70	$1,056.90	$1,058.10	$1,061.80	$1,020.86	$1,017.10	$1,018.10	$1,021.86
Expenses Incurred During Period	$4.34	$8.20	$7.17	$3.31	$4.26	$8.04	$7.03	$3.24

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .84%, 1.59%, 1.39% and .64% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

12	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen Virginia Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FVATX	NFVBX	FVACX	NMVAX
NAV	$10.66	$10.62	$10.64	$10.61
Latest Monthly Dividend[1]	$0.0365	$0.0300	$0.0315	$0.0380
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0174	$0.0174	$0.0174	$0.0174
Inception Date	3/27/86	2/03/97	10/04/93	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	19.09%	14.09%
5-Year	3.95%	3.06%
10-Year	5.08%	4.63%

B Shares	w/o CDSC	w/CDSC
1-Year	18.18%	14.18%
5-Year	3.19%	3.02%
10-Year	4.46%	4.46%

C Shares	NAV
1-Year	18.37%
5-Year	3.39%
10-Year	4.51%

I Shares	NAV
1-Year	19.29%
5-Year	4.15%
10-Year	5.28%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.11%	3.94%
30-Day Yield[3]	3.54%	—
SEC 30-Day Yield[3,4]	—	3.39%
Taxable-Equivalent Yield[4,5]	5.21%	4.99%

B Shares	NAV
Dividend Yield[3]	3.39%
30-Day Yield[3]	2.79%
Taxable-Equivalent Yield[5]	4.11%

C Shares	NAV
Dividend Yield[3]	3.55%
30-Day Yield[3]	2.99%
Taxable-Equivalent Yield[5]	4.40%

I Shares	NAV
Dividend Yield[3]	4.30%
SEC 30-Day Yield[3]	3.74%
Taxable-Equivalent Yield[5]	5.51%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	20.50%	15.40%
5-Year	3.85%	2.96%
10-Year	5.28%	4.84%

B Shares	w/o CDSC	w/CDSC
1-Year	19.58%	15.58%
5-Year	3.07%	2.90%
10-Year	4.67%	4.67%

C Shares	NAV
1-Year	19.77%
5-Year	3.28%
10-Year	4.71%

I Shares	NAV
1-Year	20.69%
5-Year	4.03%
10-Year	5.49%

Portfolio Statistics
Net Assets ($000)	$356,774
Average Effective Maturity on Securities (Years)	18.38
Average Duration	6.68

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.83%	5/31/09
Class B	1.58%	5/31/09
Class C	1.38%	5/31/09
Class I	0.63%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Paid December 5, 2008. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.1%.

Nuveen Investments	13

Fund Spotlight as of 11/30/09 Nuveen Virginia Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/Limited	22.4%
Health Care	15.1%
Transportation	14.8%
U.S. Guaranteed	6.6%
Long-Term Care	6.6%
Housing/Single Family	6.6%
Water and Sewer	5.8%
Tax Obligation/General	5.0%
Education and Civic Organizations	4.6%
Other	12.5%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,062.90	$1,059.30	$1,060.20	$1,064.10	$1,020.91	$1,017.15	$1,018.15	$1,021.91
Expenses Incurred During Period	$4.29	$8.16	$7.13	$3.26	$4.20	$7.99	$6.98	$3.19

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .83%, 1.58%, 1.38% and .63% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

14	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Florida Preference Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.0%

$1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	$736,810

1,370	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.250%, 10/01/27	10/17 at 100.00	BBB	1,234,713
2,370	Total Consumer Discretionary			1,971,523
	Consumer Staples – 3.8%

1,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47	6/17 at 100.00	BBB	712,290

5,300	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	BBB	3,831,264

2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	BBB	1,311,740

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	1,303,600
9,540	Total Consumer Staples			7,158,894
	Education and Civic Organizations – 0.8%

500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa2	523,025

1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39	10/19 at 100.00	AA	1,040,540
1,500	Total Education and Civic Organizations			1,563,565
	Health Care – 16.6%

	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005:
500	5.000%, 4/01/34	4/16 at 100.00	A–	443,395
750	5.000%, 4/01/36	4/16 at 100.00	A–	664,838

1,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	1,026,020

1,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 – FSA Insured	5/19 at 100.00	AAA	1,039,590

	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
2,250	5.250%, 6/01/26	6/16 at 100.00	A–	2,242,620
3,850	5.500%, 6/01/38 – FSA Insured	6/18 at 100.00	AAA	3,822,588

5,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2003B, 5.250%, 10/01/28	10/13 at 100.00	A3	4,934,899

1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A+	957,400

1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,119,410

1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB	1,046,330

1,750	Lakeland, Florida, Hospital System Revenue Refunding Bonds, Lakeland Regional Medical Center, Series 1996A, 5.250%, 11/15/25 – NPFG Insured	5/10 at 100.00	A	1,750,088

1,635	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/17	7/13 at 100.00	BBB+	1,607,614

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001:
20	5.500%, 12/01/21	12/11 at 101.00	BBB–	17,860
5,000	5.625%, 12/01/31	12/11 at 101.00	BBB–	4,108,450

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Florida Preference Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,095	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%, 12/01/30	12/10 at 100.00	Baa2	$2,103,129

3,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	Baa1	2,488,920

1,950	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	A2	1,906,983
32,800	Total Health Care			31,280,134
	Housing/Multifamily – 3.9%

3,500	Florida Housing Finance Agency, FNMA Collateralized Housing Revenue Bonds, Villas of Capri, Series 1996H, 6.100%, 4/01/17 (Alternative Minimum Tax)	4/10 at 100.00	AAA	3,504,760

1,115	Florida Housing Finance Agency, Housing Revenue Bonds, Brittany of Rosemont Apartments Phase II, Series 1995C-1, 6.875%, 8/01/26 – AMBAC Insured (Alternative Minimum Tax)	2/10 at 100.00	N/R	1,116,505

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Leigh Meadows Apartments, Series 1996N, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 100.00	N/R	924,790

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 100.00	N/R	1,000,230

735	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Affordable Housing Guarantee Program, Windsor Park Apartments, Series 1998A, 5.900%, 6/01/38 (Alternative Minimum Tax)	12/09 at 101.00	N/R	732,986
7,350	Total Housing/Multifamily			7,279,271
	Housing/Single Family – 0.3%

740	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 1999A-2, 0.000%, 3/01/31	2/10 at 29.90	Aaa	217,856

365	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A, 5.550%, 9/01/33 (Alternative Minimum Tax)	3/11 at 101.00	Aaa	376,279
1,105	Total Housing/Single Family			594,135
	Long-Term Care – 2.7%

3,000	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.250%, 12/01/34	12/17 at 100.00	BBB	2,664,510

	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds, Presbyterian Retirement Communities, Series 2004A:
1,130	5.850%, 8/01/24	8/14 at 101.00	N/R	1,108,112
1,565	5.625%, 8/01/34	8/14 at 101.00	N/R	1,385,432
5,695	Total Long-Term Care			5,158,054
	Materials – 2.5%

1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BB	1,018,740

1,005	Nassau County, Florida, Pollution Control Revenue Refunding Bonds, ITT Rayonier Inc., Series 1993, 6.200%, 7/01/15	1/10 at 100.00	BBB	976,559

3,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB+	2,633,970
5,005	Total Materials			4,629,269
	Tax Obligation/General – 1.0%

1,725	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14	No Opt. Call	AAA	1,972,382

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited – 29.2%

$1,865	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.500%, 5/01/36	5/14 at 100.00	N/R	$1,041,304

500	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	7/15 at 100.00	N/R	483,380

495	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	416,627

1,000	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 6.750%, 8/01/24	8/18 at 100.00	N/R	910,680

1,115	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007, 5.050%, 5/01/37	5/17 at 100.00	N/R	884,251

2,145	Florida State Department of Management Services, Certificates of Participation, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/15 at 101.00	AA+	2,261,667

5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	A	6,230,249

2,515	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%, 7/01/22 – NPFG Insured	7/15 at 100.00	A+	2,602,145

3,040	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.375%, 5/01/17	No Opt. Call	N/R	3,037,082

	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004:
975	5.000%, 10/01/15 – AMBAC Insured	10/14 at 100.00	A	1,073,992
1,710	5.000%, 10/01/16 – AMBAC Insured	10/14 at 100.00	A	1,855,367
1,860	5.000%, 10/01/17 – AMBAC Insured	10/14 at 100.00	A	1,995,464

1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	A	1,680,735

2,015	Manatee County, Florida, Revenue Bonds, Series 2004, 5.000%, 10/01/21 – FGIC Insured	10/14 at 100.00	AA–	2,113,090

3,760	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, BAC Funding Corporation, Series 2000A, 5.375%, 10/01/30 – AMBAC Insured	10/10 at 102.00	A+	3,864,754

3,550	Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000, 5.625%, 10/01/30 – AMBAC Insured	10/10 at 101.00	N/R	3,663,316

1,940	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	1,597,221

4,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/23 – FGIC Insured	1/13 at 100.00	AA	4,156,279

1,400	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 5.250%, 5/01/39	5/19 at 100.00	AA–	1,447,236

2,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds, Series 2009, 6.375%, 12/01/37 – AGC Insured	No Opt. Call	AAA	2,199,520

975	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	405,649

2,050	St. John’s County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/25 – AMBAC Insured	10/14 at 100.00	A+	2,110,127

990	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	937,362

1,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.650%, 5/01/40	5/18 at 100.00	N/R	786,280

990	University Square Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A-1, 5.875%, 5/01/38	5/17 at 100.00	N/R	798,970

	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004:
2,925	5.000%, 12/01/25 – FSA Insured	12/14 at 100.00	Aa3	3,013,628
3,065	5.000%, 12/01/26 – FSA Insured	12/14 at 100.00	Aa3	3,146,774

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Florida Preference Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$500	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R		$352,045
54,880	Total Tax Obligation/Limited				55,065,194
	Transportation – 9.7%

3,000	Broward County, Florida, Airport System Revenue Bonds, Series 2001-J1, 5.250%, 10/01/26 – AMBAC Insured (Alternative Minimum Tax)	10/11 at 101.00	A+		2,976,600

2,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000, 0.000%, 1/01/21 – AMBAC Insured	No Opt. Call	Caa2		189,300

1,000	Harbor Department of the City of Los Angeles Revenue Bonds, California, 2009 Series B, 5.250%, 8/01/39	8/19 at 100.00	AA		1,023,530

1,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 – NPFG Insured	1/10 at 100.00	A		937,970

	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds, Series 2009B:
3,745	0.000%, 10/01/31 – AGC Insured	No Opt. Call	AAA		966,547
10,000	0.000%, 10/01/40 – AGC Insured	No Opt. Call	AAA		1,450,600

2,165	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B, 5.000%, 7/01/21 – MBIA Insured	7/14 at 100.00	AAA		2,298,126

4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002, 5.750%, 10/01/20 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A		4,138,680

2,000	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AAA		2,109,860

3,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – FSA Insured	6/26 at 100.00	AAA		2,204,010
31,910	Total Transportation				18,295,223
	U.S. Guaranteed – 7.3% (4)

335	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14 (ETM)	No Opt. Call	AAA		436,264

1,000	Florida, Full Faith and Credit General Obligation Bonds, Broward County Expressway Authority, Series 1984, 10.000%, 7/01/14 (ETM)	No Opt. Call	AAA		1,217,590

	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001:
4,545	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A	(4)	4,871,012
455	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A	(4)	487,637

3,250	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24 (Pre-refunded 11/15/12)	11/12 at 100.00	N/R	(4)	3,664,798

	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series 2005:
1,010	5.000%, 1/01/21 (Pre-refunded 1/01/15)	1/15 at 100.00	AAA		1,171,994
295	5.000%, 1/01/21 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R	(4)	342,315
935	5.000%, 1/01/22 (Pre-refunded 1/01/15)	1/15 at 100.00	AAA		1,084,965
275	5.000%, 1/01/22 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R	(4)	319,107

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	2/10 at 100.00	AA	(4)	178,824
12,245	Total U.S. Guaranteed				13,774,506
	Utilities – 15.5%

1,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A+		1,049,670

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$2,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1995C, 5.500%, 10/01/30	2/10 at 100.00	BB+	$1,839,480

500	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)	2/10 at 100.00	BB+	457,490

1,770	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/18	10/11 at 100.00	Aa2	1,879,085

1,005	JEA, Florida, Electric System Revenue Bonds, Series 2006-3A, 5.000%, 10/01/41 – FSA Insured	4/15 at 100.00	AAA	1,007,452

1,270	Leesburg, Florida, Electric System Revenue Bonds, Series 2004, 5.000%, 10/01/22 – FGIC Insured	10/14 at 100.00	A	1,315,212

2,305	Leesburg, Florida, Utilities Revenue Bonds, Series 2004, 5.000%, 10/01/22 – FGIC Insured	10/14 at 100.00	A	2,387,058

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	12/09 at 100.00	BB+	1,000,210

2,500	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009, 6.500%, 11/01/39	No Opt. Call	A	2,597,850

1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	1,004,490

500	Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 2009A-1, 5.250%, 10/01/39	4/19 at 100.00	Aa1	523,635

1,000	Paducah, Kentucky, Electric Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	Aa3	1,027,410

8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AA	6,731,596

650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	A–	659,809

1,000	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 5.250%, 7/15/26 (Mandatory put 7/14/26)	No Opt. Call	A–	1,029,080

1,000	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AA	1,046,340

2,820	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – NPFG Insured	10/15 at 100.00	AA–	2,882,773

920	Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	845,324
30,240	Total Utilities			29,283,964
	Water and Sewer – 4.4%

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 – AGC Insured	12/19 at 100.00	AA–	1,021,150

1,000	Illinois Finance Authority, Water Facilities Revenue Bonds, American Water Capital Corp. Project, Series 2009, 5.250%, 10/01/39	10/19 at 100.00	BBB+	967,740

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AAA	1,022,120

2,700	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/33 – NPFG Insured	10/13 at 100.00	A	2,655,504

1,395	Sarasota County, Florida, Utility System Revenue Bonds, Series 2005A, 5.000%, 10/01/12 – FGIC Insured	No Opt. Call	AA+	1,537,416

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Florida Preference Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,000	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement anf Refunding Series 2009, 5.250%, 12/01/39 – FSA Insured	12/19 at 100.00	AAA	$1,021,070
8,095	Total Water and Sewer			8,225,000
$204,460	Total Investments (cost $184,864,225) – 98.7%			186,251,114
	Other Assets Less Liabilities – 1.3%			2,442,338
	Net Assets – 100%			$188,693,452

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

20	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.0%

$4,030	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	$3,388,584
	Consumer Staples – 3.0%

3,480	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	3,312,994

125	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	5/11 at 100.00	Baa3	101,600

1,500	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	1,586,550
5,105	Total Consumer Staples			5,001,144
	Education and Civic Organizations – 8.6%

625	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College, Series 2006, 5.625%, 9/01/38	9/16 at 100.00	BBB–	560,113

645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	636,228

	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of Maryland – College Park, Series 2001:
980	5.375%, 7/01/15 – AMBAC Insured	7/11 at 100.00	N/R	1,037,379
725	5.375%, 7/01/16 – AMBAC Insured	7/11 at 100.00	N/R	767,449

500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31	7/10 at 100.00	BBB–	483,540

	Maryland Health and Higher Educational Facilities Authority, Mortgage Revenue Bonds, Green Acres School, Series 1998:
665	5.300%, 7/01/18	1/10 at 100.00	BBB–	665,000
1,000	5.300%, 7/01/28	1/10 at 100.00	BBB–	931,690

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series 2000:
250	5.250%, 7/01/25 – FSA Insured	1/11 at 101.00	AAA	254,898
500	5.250%, 7/01/30 – FSA Insured	1/11 at 101.00	AAA	507,770

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A–	614,250

1,870	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	Baa1	1,701,625

840	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A, 5.500%, 5/01/20	5/15 at 100.00	N/R	804,628

815	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts Center Project, Series 2005A, 5.000%, 5/01/20	5/15 at 100.00	A1	868,220

550	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured	7/13 at 100.00	A+	580,146

1,500	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured	No Opt. Call	A+	1,749,585

1,100	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%, 10/01/22	10/16 at 100.00	AA+	1,215,687

1,250	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 4.500%, 11/01/36	11/16 at 100.00	BBB+	1,037,288
14,440	Total Education and Civic Organizations			14,415,496
	Energy – 0.2%

400	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	363,728

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care – 21.3%

$1,100	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27	9/17 at 100.00	A–	$1,087,163

675	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	656,586

2,000	Maryland Health and Higher Educational Facilities Authority Revenue Bonds, Anne Arundel Health System Isssue, Series 2008B, 6.750%, 7/01/39	7/19 at 100.00	A–	2,268,760

820	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A2	834,227

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002:
500	6.000%, 7/01/20	7/12 at 100.00	A3	519,950
1,500	5.800%, 7/01/32	7/12 at 100.00	A3	1,522,155

725	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2006, 5.000%, 7/01/40	7/16 at 100.00	A3	689,062

2,265	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	1,839,089

950	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community Hospital, Series 2007A, 5.000%, 7/01/29	7/17 at 100.00	Baa3	811,139

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	752,752

750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	7/11 at 100.00	A+	723,240

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente System, Series 1998A, 5.375%, 7/01/15	12/09 at 101.00	A+	2,022,800

1,785	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	1,633,168

765	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2008, 5.000%, 7/01/28 – AGC Insured	7/17 at 100.00	AAA	788,333

850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	A2	876,452

2,280	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2007, 5.250%, 5/15/46 – BHAC Insured	5/16 at 100.00	AAA	2,285,746

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Project, Series 2007A:
635	5.000%, 7/01/37	7/17 at 100.00	BBB	566,268
440	5.500%, 7/01/42	7/17 at 100.00	BBB	420,750

1,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	1,049,958

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2002, 5.625%, 7/01/32	7/12 at 100.00	A3	806,744

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2005:
1,405	5.000%, 7/01/35	7/15 at 100.00	A3	1,353,886
900	5.000%, 7/01/40	7/15 at 100.00	A3	859,302

645	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 1991B, 7.000%, 7/01/22 – FGIC Insured	No Opt. Call	A	747,323

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured	7/13 at 100.00	A	506,525

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Upper Chesapeake Hospitals Issue C, Series 2007, 6.000%, 1/01/38	1/18 at 100.00	Baa2	1,037,510

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008:
$1,500	5.750%, 1/01/33	No Opt. Call	BBB–	$1,479,180
3,385	5.750%, 1/01/38	1/18 at 100.00	BBB–	3,320,109

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2006A, 5.000%, 7/01/34 – NPFG Insured	7/16 at 100.00	A	1,974,820

1,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/39	6/19 at 100.00	AA	998,470

300	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994, 5.375%, 7/01/14	1/10 at 100.00	B3	271,323

900	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – NPFG Insured	1/10 at 100.00	A	901,719
36,225	Total Health Care			35,604,509
	Housing/Multifamily – 4.5%

500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative Minimum Tax)	1/10 at 100.50	Aa2	496,955

1,000	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative Minimum Tax)	1/10 at 100.00	Aa2	1,000,780

1,000	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Auburn Manor, Series 1998A, 5.300%, 10/01/28 (Alternative Minimum Tax)	12/09 at 101.00	Aaa	1,002,360

1,500	Maryland Economic Development Corporation Frostburg State Univ SeniorStudent Housing Revenue Bonds Series 2002A, 6.250%, 10/01/33	10/12 at 101.00	Ba3	1,304,940

100	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23	10/13 at 100.00	B2	74,997

600	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2001, 5.875%, 7/01/21 – ACA Insured	7/11 at 101.00	N/R	537,756

570	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured	6/16 at 100.00	Baa2	507,209

1,420	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)	1/10 at 100.50	Aaa	1,421,235

200	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing Revenue Bonds, Series 1995A, 6.000%, 7/01/20	1/10 at 100.00	Aa2	200,256

1,000	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Bonds, University Landing Apartments, Series 1999, 6.100%, 3/20/41 (Alternative Minimum Tax)	3/10 at 102.00	AAA	1,017,470
7,890	Total Housing/Multifamily			7,563,958
	Housing/Single Family – 5.6%

1,695	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39	9/18 at 100.00	Aa2	1,761,766

1,195	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)	9/15 at 100.00	Aa2	1,178,390

1,500	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum Tax)	3/16 at 100.00	Aa2	1,477,110

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$980	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)	9/16 at 100.00	Aa2	$965,741

920	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006P, 4.700%, 3/01/37 (Alternative Minimum Tax)	3/16 at 100.00	Aa2	830,282

780	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum Tax)	3/17 at 100.00	Aa2	723,247

1,125	Maryland Community Development Administration, Residential Revenue Bonds, Series 2005E, 4.900%, 9/01/36 (Alternative Minimum Tax)	9/14 at 100.00	Aa2	1,053,326

1,200	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative Minimum Tax)	9/15 at 100.00	Aa2	1,175,160

235	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	222,618
9,630	Total Housing/Single Family			9,387,640
	Industrials – 2.9%

4,360	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)	4/12 at 101.00	BBB	4,286,882

500	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)	1/10 at 100.00	BBB	500,400
4,860	Total Industrials			4,787,282
	Long-Term Care – 2.8%

2,285	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	2,083,075

	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A:
500	5.500%, 1/01/19 – RAAI Insured	1/10 at 100.50	BB–	468,345
500	5.625%, 1/01/25 – RAAI Insured	1/10 at 100.50	BB–	443,005

1,965	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	1,712,635
5,250	Total Long-Term Care			4,707,060
	Materials – 0.9%

1,500	Baltimore, Maryland, Port Facilities Revenue Bonds, Consolidation Coal Sales Company, Series 1984B, 6.500%, 10/01/11	4/10 at 100.00	A	1,500,150
	Tax Obligation/General – 15.1%

435	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	483,563

400	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	464,548

1,000	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue, 5.000%, 6/01/25	6/11 at 101.00	AAA	1,033,300

400	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	466,108

300	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006, 5.000%, 3/01/16	No Opt. Call	AA	352,488

1,500	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	1,732,185

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$9,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2001, 5.500%, 3/01/15	No Opt. Call	AAA	$10,777,947

1,800	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15	No Opt. Call	AAA	2,118,924

1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds, Series 2001, 5.250%, 10/01/13	10/11 at 101.00	AAA	1,092,530

2,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2003A, 5.000%, 10/01/18	10/13 at 100.00	AAA	2,171,060

2,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa3	2,470,350

500	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16	6/15 at 100.00	AAA	586,845

1,230	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Water Supply Bonds, Series 2005, 5.000%, 6/01/16	6/15 at 100.00	AAA	1,443,639
22,065	Total Tax Obligation/General			25,193,487
	Tax Obligation/Limited – 12.1%

285	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project, Series 2002, 5.000%, 7/01/12	No Opt. Call	N/R	288,084

1,000	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%, 9/01/19 – NPFG Insured	3/10 at 101.00	A	1,012,860

200	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	175,970

	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A:
310	5.600%, 7/01/20 – RAAI Insured	7/10 at 102.00	N/R	302,975
115	5.700%, 7/01/29 – RAAI Insured	7/10 at 102.00	N/R	105,716

450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	362,997

1,110	Maryland Community Development Administration, Infrastructure Financing Bonds, Series 2000A, 5.875%, 6/01/30 – NPFG Insured	6/10 at 101.00	Baa1	1,133,432

830	Maryland Department of Transportation, Certificates of Participation, Mass Transit Administration Project, Series 2000, 5.500%, 10/15/18 (Alternative Minimum Tax)	10/10 at 101.00	AA+	844,176

1,750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	2,097,375

935	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19	6/12 at 100.50	AA+	1,019,225

	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square Parking Garage, Series 2002A:
430	5.000%, 9/15/13	9/12 at 100.00	AA+	476,087
650	5.000%, 9/15/16	9/12 at 100.00	AA+	718,985

1,540	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities, Series 2003, 5.000%, 6/15/22	6/13 at 100.00	AA+	1,659,658

1,470	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AA	1,581,985

500	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior Series 2002A, 5.375%, 7/01/20 – RAAI Insured	7/12 at 101.00	A3	491,080

500	New Baltimore City Board of School Commissioners, Maryland, School System Revenue Bonds, Series 2000, 5.125%, 11/01/15	11/10 at 100.00	AA+	520,485

1,000	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series 2003A, 5.000%, 6/30/14 – NPFG Insured	6/13 at 100.00	AA+	1,114,640

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$2,000	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	7/15 at 100.00	N/R		$1,665,400

7,030	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	BBB+		598,886

1,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – FSA Insured	8/12 at 100.00	AAA		1,024,800

1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+		1,540,815

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–		451,373

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/28 – FGIC Insured	10/16 at 100.00	A		973,750
26,055	Total Tax Obligation/Limited				20,160,754
	Transportation – 0.8%

1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2009A, 5.125%, 7/01/32	7/19 at 100.00	A1		1,050,580

500	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/09 at 100.00	CCC+		317,200
1,500	Total Transportation				1,367,780
	U.S. Guaranteed – 10.3% (4)

1,250	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)	8/12 at 100.00	AAA		1,387,850

865	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA (4)		982,657

	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College, Series 2001A:
100	5.750%, 9/01/25 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB–	(4)	102,367
100	5.800%, 9/01/30 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB–	(4)	102,380

1,250	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002, 5.000%, 11/01/21 (Pre-refunded 11/01/12)	11/12 at 101.00	Aaa		1,411,375

	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A:
240	5.600%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 102.00	N/R	(4)	252,271
95	5.700%, 7/01/29 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 102.00	N/R	(4)	99,912

1,185	Gaithersburg, Maryland, Nursing Home Revenue Refunding Bonds, Shady Grove Adventist Nursing and Rehabilitation Center, Series 1992, 6.500%, 9/01/12 – FSA Insured (ETM)	No Opt. Call	AAA		1,299,921

1,000	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2002A, 5.250%, 8/15/18 (Pre-refunded 2/15/12)	2/12 at 100.00	AAA		1,100,690

	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds, Series 1996A:
780	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R	(4)	862,789
570	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R	(4)	630,500

1,610	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R	(4)	1,848,055

525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	A2	(4)	606,890

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2001, 5.500%, 6/01/32 (Pre-refunded 6/01/11)	6/11 at 100.00	Baa1	(4)	670,631

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2002, 6.000%, 7/01/22 (Pre-refunded 7/01/12)	7/12 at 100.00	A	(4)	564,690

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$1,240	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA		$1,469,425

1,175	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%, 10/01/40 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA		1,238,474

245	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		252,791

750	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/19 (Pre-refunded 6/01/10) – MBIA Insured	6/10 at 100.00	A	(4)	770,798

1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(4)	1,592,880
15,605	Total U.S. Guaranteed				17,247,346
	Utilities – 2.3%

2,500	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Series 2006, 6.200%, 9/01/22	No Opt. Call	A3		2,846,975

1,060	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	2/10 at 100.00	N/R		1,060,233
3,560	Total Utilities				3,907,208
	Water and Sewer – 2.6%

	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2009A:
500	5.375%, 7/01/34	7/19 at 100.00	AA–		519,135
1,020	5.750%, 7/01/39	7/19 at 100.00	AA–		1,073,285

855	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AA		899,246

1,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/25 – AMBAC Insured	7/17 at 100.00	AAA		1,092,190

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–		765,525
4,135	Total Water and Sewer				4,349,381
$162,250	Total Investments (cost $156,495,132) – 95.0%				158,945,507
	Other Assets Less Liabilities – 5.0%				8,354,111
	Net Assets – 100%				$167,299,618

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.0%

$65	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA–	$65,777
	Education and Civic Organizations – 13.6%

2,500	Allegheny County Higher Education Building Authority (Commonwealth of Pennsylvania) University Revenue Bonds, Series A of 2008 (Robert Morris University), 5.900%, 10/15/28	10/18 at 100.00	Baa3	2,491,350

1,190	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 5.500%, 5/01/15	No Opt. Call	Baa3	1,240,813

	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998:
1,300	5.600%, 10/15/18	4/10 at 101.00	BB+	1,247,259
550	5.625%, 10/15/27	4/10 at 101.00	BB+	482,130

1,445	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2007A, 6.375%, 12/15/37	12/17 at 100.00	BB+	1,215,390

1,280	City of Erie Higher Education Building Authority (Commonwealth of Pennsylvania) College Revenue Bonds, Series 2008 (Mercyhurst College Project), 5.500%, 3/15/38	9/18 at 100.00	BBB	1,214,899

1,200	Cumberland County, Pennsylvania, Municipal Authority College Revenue Bonds, Dickinson College, Series 2009H-H1, 5.000%, 11/01/39	11/19 at 100.00	A	1,137,612

	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College, Series 1998A:
2,400	5.375%, 10/01/18	2/10 at 100.00	BBB	2,401,152
1,815	5.375%, 10/01/26	4/10 at 100.00	BBB	1,807,903

920	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series 2006, 4.500%, 10/01/27 – RAAI Insured	10/16 at 100.00	N/R	771,843

925	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.250%, 10/01/38	10/11 at 100.00	BBB	959,197

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
800	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A1	834,480
330	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A1	342,669

1,000	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series 2003, 5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	A1	1,061,390

375	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	326,591

2,000	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	N/R	1,975,080

1,500	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 5.000%, 4/01/36 – RAAI Insured	4/16 at 100.00	N/R	1,327,830

2,500	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School, Series 2005, 5.000%, 8/15/26 – NPFG Insured	8/15 at 100.00	A1	2,597,850

165	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	148,485

3,090	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	Aa3	3,158,907

715	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	684,384

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,280	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A+	$1,289,933

1,205	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College, Series 2007 GG5, 5.000%, 5/01/27 – RAAI Insured	5/17 at 100.00	BBB–	1,117,577

1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2003, 5.250%, 5/01/23	5/13 at 100.00	BBB	982,960

1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	A+	1,819,765

1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2005C, 5.000%, 7/15/38	7/15 at 100.00	AA+	1,023,310

1,250	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – SYNCORA GTY Insured	5/15 at 100.00	A3	1,244,638

500	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/22	4/13 at 100.00	Aa2	540,980
35,935	Total Education and Civic Organizations			35,446,377
	Health Care – 17.3%

3,980	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	4/15 at 100.00	Baa2	3,299,937

2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34	No Opt. Call	Aa3	1,983,800

2,500	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27	5/10 at 100.00	AA–	2,506,100

5,000	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2006, 5.000%, 11/01/35 – CIFG Insured	5/16 at 100.00	A3	4,485,250

2,000	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	A3	1,790,080

4,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2003A, 5.250%, 7/01/32	7/13 at 101.00	A+	3,911,840

750	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	763,523

2,820	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/37 – AGC Insured	11/17 at 100.00	AAA	2,741,322

1,500	Lycoming County Athority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009, 5.500%, 7/01/28	7/19 at 100.00	BBB+	1,470,855

840	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A–	773,707

1,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2009E, 6.250%, 11/15/34	5/19 at 100.00	A1	1,052,450

5,750	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s Hospital Project, Series 2008A, 5.500%, 8/15/35	8/18 at 100.00	BBB+	5,476,243

6,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health Services, Series 2005B, 5.000%, 8/15/16 – FGIC Insured	8/15 at 100.00	AA–	6,633,600

3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23	2/10 at 100.00	BBB	3,000,150

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
$1,265	5.250%, 7/01/10	No Opt. Call	BB–	$1,269,681
50	5.500%, 7/01/18	1/10 at 100.00	BB–	47,854
1,000	5.625%, 7/01/24	1/10 at 100.00	BB–	883,180

510	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 1.063%, 12/01/31 – AMBAC Insured	12/17 at 100.00	A+	326,145

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
430	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	373,236
300	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	256,299
1,000	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB–	844,590

1,155	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2009D, 6.250%, 11/15/34	5/19 at 100.00	A1	1,234,880
46,850	Total Health Care			45,124,722
	Housing/Multifamily – 1.7%

730	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Darby Townhouses Project, Series 2002A, 4.850%, 4/01/12 (Alternative Minimum Tax)	No Opt. Call	AAA	757,696

1,565	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured	7/17 at 100.00	BBB+	1,373,851

1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	1,558,638

240	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	191,846

440	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	455,074
4,775	Total Housing/Multifamily			4,337,105
	Housing/Single Family – 3.9%

1,600	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	AA+	1,576,544

1,640	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A, 5.150%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	1,592,670

2,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A, 4.900%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	1,898,040

1,315	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax)	10/16 at 100.00	AA+	1,233,220

385	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax)	10/16 at 100.00	AA+	362,243

2,760	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2008-103-C, 5.400%, 10/01/33	10/17 at 100.00	AA+	2,857,787

765	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21 (Alternative Minimum Tax)	4/10 at 100.00	AAA	765,949
10,465	Total Housing/Single Family			10,286,453
	Industrials – 0.4%

1,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 – AMBAC Insured	7/12 at 101.00	A–	1,059,550

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care – 4.1%

	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community at Telford Center, Series 2007:
$530	5.750%, 1/01/27	1/17 at 100.00	N/R	$451,173
840	5.750%, 1/01/37	1/17 at 100.00	N/R	665,776

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007:
1,000	5.000%, 1/01/27	1/17 at 100.00	N/R	907,890
630	5.000%, 1/01/36	1/17 at 100.00	N/R	529,269

510	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006, 5.000%, 11/01/36	11/16 at 100.00	A	488,876

630	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.375%, 7/01/30	7/17 at 100.00	N/R	588,647

2,620	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	2,196,660

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, ACTS Inc, Series 1998, 5.250%, 11/15/28	11/23 at 100.00	BBB+	947,120

2,310	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A, 5.250%, 6/01/14	2/10 at 100.00	BB+	2,256,269

1,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/23 – AMBAC Insured	7/11 at 101.00	Baa1	1,554,325
11,650	Total Long-Term Care			10,586,005
	Materials – 0.4%

560	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	545,440

440	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)	No Opt. Call	BBB+	465,692
1,000	Total Materials			1,011,132
	Tax Obligation/General – 20.0%

1,225	Bentworth School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2006B, 5.000%, 3/15/25 – FSA Insured	3/16 at 100.00	AAA	1,292,338

1,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series of 2009, 5.100%, 8/01/33	8/19 at 100.00	A1	1,013,650

5,250	Butler Area School District, Butler County, Pennsylvania, General Obligation Bonds, Series 2008, 5.250%, 10/01/25	10/18 at 100.00	A	5,625,113

420	Centre County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/01/17 – NPFG Insured	7/13 at 100.00	A1	461,647

3,125	Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 0.000%, 3/01/26 – FGIC Insured	No Opt. Call	AA	1,350,313

950	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17	No Opt. Call	Aa2	1,104,356

1,635	Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B, 0.000%, 11/15/28 – FGIC Insured	No Opt. Call	A	591,886

4,875	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1997D, 0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A	2,423,070

2,195	Montour School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1993B, 0.000%, 1/01/14 – NPFG Insured	No Opt. Call	A	2,023,571

1,500	Owen J. Roberts School District, Pennsylvania, General Obligation Bonds, Series, 5.000%, 11/15/37	5/18 at 100.00	Aa3	1,527,930

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$2,000	Oxford Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2007D, 5.375%, 2/01/27 – FGIC Insured	8/15 at 100.00	AA–	$2,142,340

1,075	Palmyra Area School District, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/20 – SYNCORA GTY Insured	6/14 at 100.00	A1	1,127,385

3,750	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	Aa3	3,862,838

3,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2008E, 6.000%, 9/01/38	9/18 at 100.00	Aa3	3,236,760

2,585	Pine-Richland School District, Pennsylvania, School Improvement General Obligation Bonds, Series 2005, 5.000%, 7/15/35 – FSA Insured	7/15 at 100.00	AAA	2,610,075

1,575	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – FSA Insured	No Opt. Call	AAA	1,739,997

2,500	Reading, Berks County, Pennsylvania, General Obligation Bonds, Series 2009, 5.000%, 11/01/29 – FSA Insured	11/19 at 100.00	Aa3	2,496,775

2,000	Reading, Pennsylvania, General Obligation Bonds, Series 2008, 6.000%, 11/01/28 – FSA Insured	11/18 at 100.00	Aa3	2,219,880

380	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	A	346,476

6,775	Southmoreland School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 4/01/25 – NPFG Insured	4/15 at 100.00	A	7,054,329

5,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District Project, Series 2006A, 5.000%, 6/01/31 – FSA Insured	12/16 at 100.00	AAA	4,960,950

2,900	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	2,955,680
55,715	Total Tax Obligation/General			52,167,359
	Tax Obligation/Limited – 7.5%

1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series 2005, 5.000%, 1/15/36 – FGIC Insured	1/15 at 100.00	AA–	1,506,645

1,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 – NPFG Insured	9/11 at 100.00	Baa1	1,005,750

3,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R	2,926,050

2,500	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	2,580,475

1,300	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%, 7/15/18 – FSA Insured	No Opt. Call	AAA	1,504,945

1,300	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – FSA Insured	11/13 at 100.00	AAA	1,423,643

1,250	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.500%, 4/01/34	No Opt. Call	Baa1	1,317,800

1,000	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2002A, 5.500%, 4/15/22 – FGIC Insured	4/12 at 100.00	A	1,024,400

5,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	4,648,700

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–	451,373

1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	A	1,052,010
19,300	Total Tax Obligation/Limited			19,441,791

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation – 7.6%

$4,300	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A2		$2,696,444

	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2001A:
2,250	5.300%, 12/01/21 – AMBAC Insured	12/09 at 100.00	N/R		2,250,068
4,500	5.375%, 12/01/30 – AMBAC Insured	12/09 at 100.00	N/R		4,452,525

1,900	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B, 5.000%, 12/01/23 – FGIC Insured	12/15 at 100.00	A		1,955,537

4,535	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Refunding Bonds, Series 2002, 5.000%, 12/01/11 – AMBAC Insured	No Opt. Call	N/R		4,843,561

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 – AMBAC Insured	1/13 at 100.00	Baa3		1,666,660

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2008A, 6.500%, 1/01/38 (Alternative Minimum Tax)	1/18 at 100.00	Baa3		1,866,100
21,485	Total Transportation				19,730,895
	U.S. Guaranteed – 10.5% (4)

1,550	Allegheny County Hospital Development Authority, Pennsylvania, Hospital Revenue Bonds, Allegheny Valley Hospital – Sublessee, Series 1982Q, 7.000%, 8/01/15 (ETM)	No Opt. Call	AAA		1,904,160

4,500	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, Guaranteed County Building Project, Series 2002A, 5.000%, 11/01/29 (Pre-refunded 11/01/12) – MBIA Insured	11/12 at 100.00	A+	(4)	5,016,870

1,000	Allegheny County Redevelopment Authority, Pennsylvania, Tax Increment Finance Bonds, Waterfront Project, Series 2000A, 6.300%, 12/15/18 (Pre-refunded 12/15/10)	12/10 at 101.00	N/R	(4)	1,071,490

85	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy Interceptor Project, Series 2004, 5.250%, 6/01/14 – FSA Insured (ETM)	No Opt. Call	Aa3	(4)	99,334

2,995	Deer Lakes School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1995, 6.350%, 1/15/14 – MBIA Insured (ETM)	2/10 at 100.00	A	(4)	3,282,760

1,320	Delaware County Authority, Pennsylvania, Health Facilities Revenue Bonds, Mercy Health Corporation of Southeastern Pennsylvania Obligation Group, Series 1996, 6.000%, 12/15/26 (ETM)	2/10 at 100.00	Aaa		1,424,372

5,530	Delaware County Authority, Pennsylvania, Student Housing Revenue Bonds, Collegiate Housing Foundation – Eastern College, Series 2000A, 8.250%, 7/01/29 (Pre-refunded 7/01/10)	7/10 at 102.00	N/R	(4)	5,836,362

900	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)	8/13 at 100.00	AAA		1,037,142

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A:
245	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R	(4)	285,643
440	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R	(4)	516,520

905	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – MBIA Insured (ETM)	No Opt. Call	Aaa		1,124,634

	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2001:
1,745	5.200%, 9/15/23 (Pre-refunded 9/15/11) – FGIC Insured	9/11 at 100.00	A	(4)	1,887,322
2,700	5.250%, 9/15/30 (Pre-refunded 9/15/11) – FGIC Insured	9/11 at 100.00	A	(4)	2,922,615

260	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A1	(4)	305,656

575	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14	No Opt. Call	AAA		714,047
24,750	Total U.S. Guaranteed				27,428,927

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities – 3.3%

$1,875	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	BBB	$1,956,488

3,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	1/10 at 100.00	BB+	2,921,760

1,345	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured	2/15 at 100.00	A	1,321,637

1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Exelon Generation Company, LLC Project, Series 2009A, 5.000%, 12/01/42 (Mandatory put 6/01/12)	No Opt. Call	A3	1,060,190

315	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – FSA Insured	9/14 at 100.00	AAA	324,368

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 – FSA Insured	7/13 at 100.00	AAA	1,057,460
8,535	Total Utilities			8,641,903
	Water and Sewer – 7.6%

1,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A, 5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	A	1,040,280

180	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy Interceptor Project, Series 2004, 5.250%, 6/01/14 – FSA Insured	No Opt. Call	AAA	206,575

5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA–	5,021,800

3,000	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – FSA Insured	12/18 at 100.00	AAA	3,002,160

1,930	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – FSA Insured	7/14 at 100.00	AAA	1,996,662

3,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2008, 5.250%, 7/15/31	7/18 at 100.00	A3	3,150,450

1,250	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2009A, 5.250%, 1/01/32	1/19 at 100.00	A	1,267,975

1,140	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	1,148,288

3,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/34 – FSA Insured	12/14 at 100.00	AAA	3,025,080
19,500	Total Water and Sewer			19,859,270
$261,025	Total Investments (cost $250,097,499) – 97.9%			255,187,266
	Other Assets Less Liabilities – 2.1%			5,536,652
	Net Assets – 100%			$260,723,918

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

34	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.1%

$16,720	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	BBB	$11,260,248
	Education and Civic Organizations – 4.3%

	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003:
600	4.375%, 10/01/13	No Opt. Call	A3	632,160
1,135	5.500%, 10/01/33	10/13 at 101.00	A3	1,138,246

2,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	4/10 at 101.00	A3	2,021,080

300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/31	9/11 at 100.00	BBB	279,726

800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.375%, 12/01/21	12/12 at 101.00	BBB–	771,560

4,500	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005, 5.000%, 6/01/37	6/15 at 100.00	AAA	4,658,490

4,500	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2008, 5.000%, 6/01/40	6/18 at 100.00	AAA	4,740,390

1,250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.125%, 7/01/28 – RAAI Insured	1/10 at 100.50	N/R	1,200,013
15,085	Total Education and Civic Organizations			15,441,665
	Energy – 0.1%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	454,660
	Health Care – 14.3%

1,525	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha Jefferson Hospital, Series 2002, 5.250%, 10/01/35	10/12 at 100.00	A3	1,472,632

4,250	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	A–	3,920,625

400	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	429,308

2,500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/21	No Opt. Call	A3	2,664,975

1,375	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	A3	1,341,010

3,250	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured	No Opt. Call	A	3,618,388

3,380	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds, Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured	8/16 at 100.00	Baa1	3,171,150

1,915	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A–	1,926,854

2,325	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A3	2,254,878

2,000	Medical College of Virginia Hospital Authority, General Revenue Bonds, Series 1998, 5.125%, 7/01/23 – NPFG Insured	1/10 at 101.00	A+	2,002,020

2,785	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2002A, 5.500%, 7/01/19 – NPFG Insured	7/12 at 100.00	A+	2,893,504

4,925	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2003B, 0.000%, 7/01/33 – AMBAC Insured (4)	2/10 at 100.00	A+	4,266,183

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006:
$3,040	5.250%, 6/15/24	6/16 at 100.00	A3	$3,114,237
1,475	5.250%, 6/15/31	6/16 at 100.00	A3	1,469,307
3,360	5.250%, 6/15/37	6/16 at 100.00	A3	3,302,275

	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds, Series 2007A:
1,000	5.125%, 9/01/22	9/17 at 100.00	BBB+	937,950
5,055	5.250%, 9/01/37	9/17 at 100.00	BBB+	4,258,433

5,000	Washington County Industrial Development Authority , Virginia, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2009C, 7.500%, 7/01/29	1/19 at 100.00	BBB+	5,745,850

2,145	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester Medical Center, Series 2007, 5.125%, 1/01/31	1/17 at 100.00	A+	2,188,951
51,705	Total Health Care			50,978,530
	Housing/Multifamily – 3.1%

1,105	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	11/10 at 102.00	AAA	1,142,095

895	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue Bonds, Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Mandatory put 11/01/20) (Alternative Minimum Tax)	5/10 at 100.00	Aaa	903,216

950	Chesterfield County Industrial Development Authority, Virginia, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Fore Courthouse Senior Apartments, Series 2002A, 5.600%, 10/20/31 (Alternative Minimum Tax)	4/12 at 102.00	Aa2	969,912

	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate Housing Foundation, Averett College, Series 1999A:
680	6.875%, 6/01/20	12/09 at 102.00	N/R	680,116
1,910	7.000%, 6/01/30	12/09 at 102.00	N/R	1,806,994

1,200	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series 1996, 6.100%, 9/01/26	3/10 at 100.00	AAA	1,201,176

1,000	Lynchburg Redevelopment and Housing Authority, Virginia, Vistas GNMA Mortgage-Backed Revenue Bonds, Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)	4/10 at 102.00	AAA	1,022,130

2,810	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)	10/14 at 102.00	N/R	2,594,389

610	Virginia Housing Development Authority, Rental Housing Bonds, Series 2001L, 5.000%, 12/01/20	12/09 at 100.00	AA+	610,378
11,160	Total Housing/Multifamily			10,930,406
	Housing/Single Family – 6.2%

785	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	743,638

4,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 – NPFG Insured	7/11 at 100.00	AAA	4,544,685

2,400	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%, 10/01/32 (Alternative Minimum Tax)	1/15 at 100.00	AAA	2,259,528

6,545	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%, 1/01/33 (Alternative Minimum Tax)	7/15 at 100.00	AAA	6,376,989

2,310	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%, 7/01/29 (Alternative Minimum Tax)	7/15 at 100.00	AAA	2,227,464

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$6,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%, 7/01/32 (Alternative Minimum Tax)	7/16 at 100.00	AAA	$6,121,894
23,040	Total Housing/Single Family			22,274,198
	Industrials – 1.3%

2,000	Henrico County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1996A, 5.450%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BBB	2,021,760

2,000	Henrico County Industrial Development Authority, Virginia, Solid Waste Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1997A, 5.875%, 3/01/17 (Alternative Minimum Tax)	3/10 at 100.00	BBB	2,000,220

500	James City County Industrial Development Authority, Virginia, Sewerage and Solid Waste Disposal Facilities Revenue Bonds, Anheuser Busch, Series 1997, 6.000%, 4/01/32 (Alternative Minimum Tax)	4/10 at 100.00	BBB+	500,020
4,500	Total Industrials			4,522,000
	Long-Term Care – 6.3%

	Chesterfield County Health Center Commission, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Lucy Corr Village, Series 2008A:
2,000	6.125%, 12/01/30	12/18 at 100.00	N/R	1,719,320
2,500	6.250%, 12/01/38	11/18 at 100.00	N/R	2,157,375

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A:
3,860	5.125%, 10/01/37	10/17 at 100.00	N/R	3,429,108
3,000	5.125%, 10/01/42	10/17 at 100.00	N/R	2,625,060

1,200	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds, Greenspring Village, Series 2006A, 4.875%, 10/01/36	10/16 at 100.00	BBB+	981,180

500	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Multifamily Housing Revenue Refunding Bonds, Paul Spring Retirement Center, Series 1996A, 6.000%, 12/15/28	12/09 at 100.00	AA+	500,430

3,665	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities Program Assisted Living Revenue Bonds, Beth Sholom, Series 1999A, 6.000%, 7/20/39	1/10 at 102.00	AAA	3,709,640

	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006:
1,350	5.000%, 10/01/27	10/11 at 103.00	BBB–	1,188,473
3,500	5.000%, 10/01/35	No Opt. Call	BBB–	2,842,980

4,210	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31	9/16 at 100.00	N/R	3,201,452
25,785	Total Long-Term Care			22,355,018
	Materials – 0.6%

2,500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (5)	2/10 at 100.00	B2	2,210,125
	Tax Obligation/General – 4.7%

2,500	Bristol, Virginia, General Obligation Bonds, Series 2003, 5.000%, 3/01/25 – FSA Insured	3/13 at 100.00	AAA	2,576,775

1,000	Chesapeake, Virginia, General Obligation Bonds, Series 2004, 5.000%, 12/01/20	12/14 at 101.00	AA+	1,111,430

1,000	Harrisonburg, Virginia, General Obligation Public Recreational Facility Revenue Bonds, Series 2000, 5.750%, 12/01/29 – FSA Insured	12/10 at 102.00	AAA	1,029,950

5	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AAA	5,533

375	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/20	5/12 at 100.00	AAA	396,049

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,000	Pittsylvania County, Virginia, General Obligation Bonds, Series 2001B, 5.125%, 3/01/23	3/11 at 102.00	A+	$1,031,960

3,000	Pittsylvania County, Virginia, General Obligation Bonds, Series 2008B, 5.750%, 2/01/30	2/19 at 100.00	A+	3,279,000

2,000	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	AA–	2,301,100

1,415	Roanoke, Virginia, General Obligation Bonds, Series 2006A, 5.000%, 2/01/21 – NPFG Insured	2/16 at 100.00	AA	1,573,169

1,000	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA	1,115,060

1,170	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/25	12/15 at 100.00	AA	1,257,458

1,000	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%, 6/01/20	6/11 at 101.00	AAA	1,062,040
15,465	Total Tax Obligation/General			16,739,524
	Tax Obligation/Limited – 21.2%

	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
670	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	433,503
520	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	284,014

1,000	Caroline County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2002, 5.125%, 6/15/34 – AMBAC Insured	6/12 at 102.00	N/R	949,800

1,000	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities Project, Series 2005, 5.000%, 1/01/18 – NPFG Insured	1/15 at 100.00	A	1,081,400

1,090	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.125%, 2/15/15 – NPFG Insured	2/14 at 100.00	A	1,195,719

2,895	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public Uses Community Project, Series 2006, 5.000%, 5/15/18	5/16 at 100.00	AA+	3,234,236

1,500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill Public Facilities Projects, Series 2003, 5.000%, 6/01/14	6/13 at 101.00	AA+	1,696,755

2,000	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds, Route 23, Series 2004, 5.000%, 4/01/33 – NPFG Insured	4/14 at 100.00	AA+	2,055,920

3,000	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds, Route 23, Series 2007A, 4.250%, 4/01/34 – NPFG Insured	4/17 at 100.00	AA+	2,874,600

1,915	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.000%, 4/01/17 – FSA Insured	4/14 at 100.00	AAA	2,084,037

	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
3,950	5.000%, 6/15/17 – NPFG Insured	6/15 at 100.00	A	4,272,715
1,130	5.000%, 6/15/22 – NPFG Insured	6/15 at 100.00	A	1,171,268
2,900	5.000%, 6/15/25 – NPFG Insured	6/15 at 100.00	A	2,970,354
1,770	5.000%, 6/15/30 – NPFG Insured	6/15 at 100.00	A	1,793,877

	Hampton Roads Regional Jail Authority, Virginia, Revenue Bonds, Regional Jail Facility, Series 2004:
2,020	5.000%, 7/01/17 – NPFG Insured	7/14 at 100.00	A1	2,148,270
1,625	5.000%, 7/01/18 – NPFG Insured	7/14 at 100.00	A1	1,712,604

	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government Projects, Series 2005:
1,155	5.000%, 7/15/17	7/15 at 100.00	AA	1,290,759
1,210	5.000%, 7/15/18	7/15 at 100.00	AA	1,335,150

1,840	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public Facility Project, Series 2003, 5.000%, 3/01/19	3/13 at 100.00	AA+	1,990,567

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$135	Loudoun County, Virginia, Certificates of Participation, Series 1990E, 7.200%, 10/01/10 – AMBAC Insured	No Opt. Call	N/R	$140,879

860	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revenue Bonds, Public Projects Series 2008, 5.000%, 2/01/29	2/18 at 100.00	AA–	897,436

3,585	New Kent County Economic Development Authority, Virginia, Lease Revenue Bonds, School and Governmental Projects, Series 2006, 5.000%, 2/01/26 – FSA Insured	2/17 at 100.00	AAA	3,778,913

675	Norfolk Redevelopment and Housing Authority, Virginia, Educational Facility Revenue Bonds, Community College System – Tidewater Community College Downtown Campus, Series 1999, 5.500%, 11/01/19	5/10 at 102.00	AA+	691,004

1,000	Northampton County and Town Joint Industrial Development Authority, Virginia, Lease Revenue Bonds, County Capital Projects, Series 2002, 5.000%, 2/01/33 – RAAI Insured	2/13 at 101.00	N/R	901,010

	Prince William County, Virginia, Certificates of Participation, County Facilities, Series 2005:
1,100	5.000%, 6/01/20 – AMBAC Insured	6/15 at 100.00	Aa2	1,178,980
1,930	5.000%, 6/01/21 – AMBAC Insured	6/15 at 100.00	Aa2	2,052,999

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
3,000	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	BBB	2,854,830
5,000	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	4,648,700

5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	BBB+	394,550

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
135	5.250%, 7/01/27	7/12 at 100.00	BBB–	131,814
480	5.250%, 7/01/36	7/12 at 100.00	BBB–	441,370

750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–	752,288

1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	1,581,030

1,645	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured	8/13 at 100.00	N/R	1,666,550

2,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003, 5.000%, 1/15/23 – AMBAC Insured	1/13 at 100.00	N/R	2,015,400

2,475	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/16 at 100.00	A+	2,599,270

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/28 – FGIC Insured	10/16 at 100.00	A	973,750

1,945	Virginia Port Authority, General Fund Revenue Bonds, Series 2005A, 5.250%, 7/01/19 – FSA Insured (Alternative Minimum Tax)	7/15 at 100.00	AAA	2,025,523

2,750	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 8/01/15	No Opt. Call	AA+	3,201,743

1,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001A, 5.000%, 8/01/16	8/11 at 101.00	AA+	1,084,540

1,360	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C, 5.000%, 8/01/17	8/15 at 100.00	AA+	1,543,559

	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A:
1,650	5.000%, 5/01/20	5/11 at 101.00	AA	1,740,783
620	5.000%, 5/01/21	5/11 at 101.00	AA	654,112

1,500	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor Development Program, Series 2004B, 5.000%, 5/15/15	5/14 at 100.00	AA+	1,708,335

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$1,500	Westmoreland County Industrial Development Authority, Virginia, Lease Revenue Bonds, Northumberland County School Project, Series 2006, 5.000%, 11/01/31 – NPFG Insured	11/16 at 100.00	A2		$1,523,610
77,785	Total Tax Obligation/Limited				75,758,526
	Transportation – 14.0%

	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International Airport, Series 2005A:
2,310	5.000%, 7/01/22 – FSA Insured	7/15 at 100.00	AAA		2,453,035
2,700	5.000%, 7/01/23 – FSA Insured	7/15 at 100.00	AAA		2,853,954

6,800	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Series 2008A, 5.000%, 7/01/38 – FSA Insured	7/18 at 100.00	AAA		6,904,039

1,100	Chesapeake, Virginia, Toll Road Revenue Bonds, Chesapeake Expressway, Series 1999A, 5.625%, 7/15/19	1/10 at 101.00	Baa1		1,112,452

1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2009A, 5.125%, 7/01/32	7/19 at 100.00	A1		1,050,580

3,025	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2008-A, 5.375%, 10/01/29 (Alternative Minimum Tax)	10/18 at 100.00	AA–		3,100,655

3,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2009C, 5.625%, 10/01/39	10/18 at 100.00	AA–		3,157,110

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B:
1,475	5.000%, 10/01/26 – NPFG Insured	10/11 at 101.00	AA–		1,508,143
1,250	5.000%, 10/01/31 – NPFG Insured	10/11 at 101.00	AA–		1,264,400

	Metropolitan Washington D.C. Airports Authority, System Revenue Bonds, Series 2007B:
5,000	5.000%, 10/01/25 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	AA–		4,994,250
2,500	5.000%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax)	10/17 at 100.00	AA–		2,411,975

13,000	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	AAA		2,435,030

5,000	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds, Series 2009C., 0.000%, 10/01/41 – AGC Insured	10/26 at 100.00	AAA		3,414,150

3,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 – FGIC Insured	7/11 at 100.00	A		3,012,330

2,610	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	A		2,577,610

1,750	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/09 at 100.00	CCC+		1,110,200

1,730	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A		1,889,281

1,485	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A		1,588,341

2,155	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%, 7/01/36 – FGIC Insured (Alternative Minimum Tax)	7/13 at 100.00	Aa3		1,991,155

1,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/23	2/11 at 100.00	Aa2		1,040,200
61,890	Total Transportation				49,868,890
	U.S. Guaranteed – 6.3% (6)

1,500	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/30 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 101.00	N/R	(6)	1,585,905

750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – FSA Insured (ETM)	No Opt. Call	AAA		862,298

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (6) (continued)

$1,030	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Convention Center Expansion Project, Series 2000, 6.125%, 6/15/20 (Pre-refunded 6/15/10)	6/10 at 101.00	AAA		$1,073,095

85	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)	11/12 at 100.00	A3	(6)	96,556

1,450	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R	(6)	1,650,202

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
500	5.500%, 10/01/32 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA		527,010
1,500	5.500%, 10/01/40 (Pre-refunded 10/01/10)	10/10 at 101.00	AAA		1,581,030

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
365	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB–	(6)	404,157
1,320	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB–	(6)	1,461,610

295	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		304,381

1,315	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)	7/11 at 105.00	B2	(6)	1,445,790

	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005:
1,290	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,352,552
5,125	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA		5,773,517

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(6)	2,123,840

2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2002A, 5.000%, 2/01/22 (Pre-refunded 2/01/12)	2/12 at 100.00	AA+	(6)	2,187,140
20,525	Total U.S. Guaranteed				22,429,083
	Utilities – 3.7%

	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,115	5.000%, 7/15/17 – NPFG Insured	7/13 at 100.00	A		1,139,497
2,000	5.250%, 7/15/23 – NPFG Insured	7/13 at 100.00	A		1,992,180

3,000	Chesterfield County Economic Development Authority, Virginia, Solid Waste and Sewerage Disposal Revenue Bonds, Virginia Electric and Power Company Projects, Series 2007A, 5.600%, 11/01/31 (Alternative Minimum Tax)	11/17 at 100.00	A–		2,893,500

3,000	Chesterfield County Economic Development Authority, Virginia, Solid Waste and Sewerage Disposal Revenue Bonds, Virginia Electric and Power Company Projects, Series 2009A, 5.000%, 5/01/23	5/19 at 100.00	A–		3,170,670

2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1		1,954,180

2,000	Richmond, Virginia, Public Utility Revenue Bonds, Series 2009A, 5.000%, 1/15/40	1/19 at 100.00	AA		2,042,520
13,115	Total Utilities				13,192,547
	Water and Sewer – 5.5%

	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
115	5.375%, 4/01/21	4/12 at 100.00	AAA		124,747
800	5.000%, 4/01/27	4/12 at 100.00	AAA		830,664

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,395	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.500%, 11/15/19 – FSA Insured	No Opt. Call	AAA	$1,627,351

1,015	James City Service Authority, Virginia, Water and Sewerage Revenue Bonds, Series 2003, 5.000%, 1/15/15 – FSA Insured	1/13 at 101.00	AAA	1,126,061

3,000	Loudoun County Sanitation Authority, Virginia, Water and Sewer System Revenue Bonds, Series 2007, 4.500%, 1/01/32	1/17 at 100.00	AAA	3,009,840

2,325	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series 2004, 5.000%, 1/01/26	1/15 at 100.00	AAA	2,474,428

1,750	Newport News, Virginia, Water Revenue Bonds, Series 2007, 4.750%, 6/01/31 – FSA Insured	6/17 at 100.00	AAA	1,768,708

1,400	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 1998, 5.125%, 11/01/28 – FSA Insured	5/10 at 100.50	AAA	1,408,036

1,520	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	1,531,050

750	Virginia Beach, Virginia, Storm Water Utility Revenue Bonds, Series 2000, 6.000%, 9/01/20	9/10 at 101.00	Aa3	784,703

2,485	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public Improvements Project, Series 2001, 5.250%, 5/01/21	5/11 at 101.00	AA	2,630,397

1,000	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, 4.750%, 10/01/27	10/17 at 100.00	AAA	1,066,260

1,135	York County, Virginia, Sewer System Revenue Bonds, Series 2005, 5.000%, 6/01/29 – AMBAC Insured	6/15 at 101.00	Aa3	1,180,309
18,690	Total Water and Sewer			19,562,554
$358,465	Total Investments (cost $339,168,635) – 94.7%			337,977,974
	Other Assets Less Liabilities – 5.3%			18,796,162
	Net Assets – 100%			$356,774,136

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 – Fair Value Measurements for more information.

(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

42	Nuveen Investments

Statement of Assets and Liabilities (Unaudited)

November 30, 2009

	Florida Preference	Maryland	Pennsylvania	Virginia
Assets
Investments, at value (cost $184,864,225, $156,495,132, $250,097,499 and $339,168,635, respectively)	$186,251,114	$158,945,507	$255,187,266	$337,977,974
Cash	—	6,159,286	1,277,112	11,545,937
Receivables:
Interest	3,140,718	2,709,126	3,816,296	5,871,275
Investments sold	—	5,000	—	1,965,888
Shares sold	75,578	425,043	1,280,612	558,619
Other assets	28,592	259	410	14,080
Total assets	189,496,002	168,244,221	261,561,696	357,933,773
Liabilities
Cash overdraft	199,758	—	—	—
Payables:
Dividends	333,421	232,842	480,850	623,487
Investments purchased	—	234,933	—	—
Shares redeemed	58,192	315,152	132,122	214,378
Accrued expenses:
Management fees	83,391	73,527	112,858	154,462
12b-1 distribution and service fees	34,120	34,266	39,735	58,883
Other	93,668	53,883	72,213	108,427
Total liabilities	802,550	944,603	837,778	1,159,637
Net assets	$188,693,452	$167,299,618	$260,723,918	$356,774,136
Class A Shares
Net assets	$113,606,093	$71,233,757	$87,688,938	$168,181,688
Shares outstanding	12,093,376	6,753,804	8,467,649	15,784,132
Net asset value per share	$9.39	$10.55	$10.36	$10.66
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$9.80	$11.01	$10.81	$11.12
Class B Shares
Net assets	$5,705,938	$4,883,097	$4,290,964	$8,158,701
Shares outstanding	607,525	462,596	414,241	768,356
Net asset value and offering price per share	$9.39	$10.56	$10.36	$10.62
Class C Shares
Net assets	$17,772,071	$30,659,393	$36,511,974	$40,315,180
Shares outstanding	1,895,922	2,914,596	3,540,661	3,788,915
Net asset value and offering price per share	$9.37	$10.52	$10.31	$10.64
Class I Shares
Net assets	$51,609,350	$60,523,371	$132,232,042	$140,118,567
Shares outstanding	5,495,854	5,730,155	12,815,184	13,206,764
Net asset value and offering price per share	$9.39	$10.56	$10.32	$10.61
Net Assets Consist of:
Capital paid-in	$212,697,592	$164,217,093	$256,296,045	$356,107,116
Undistributed (Over-distribution of) net investment income	246,323	391,368	612,703	1,495,792
Accumulated net realized gain (loss) from investments	(25,637,352)	240,782	(1,274,597)	361,889
Net unrealized appreciation (depreciation) of investments	1,386,889	2,450,375	5,089,767	(1,190,661)
Net assets	$188,693,452	$167,299,618	$260,723,918	$356,774,136

See accompanying notes to financial statements.

Nuveen Investments	43

Statement of Operations (Unaudited)

Six Months Ended November 30, 2009

	Florida Preference	Maryland	Pennsylvania	Virginia
Investment Income	$5,289,997	$3,931,180	$6,402,607	$8,761,642
Expenses
Management fees	511,085	428,929	664,968	915,386
12b-1 service fees – Class A	114,460	67,879	83,228	165,716
12b-1 distribution and service fees – Class B	28,940	24,890	21,540	41,733
12b-1 distribution and service fees – Class C	66,522	105,380	123,550	142,960
Shareholders’ servicing agent fees and expenses	51,801	40,925	59,494	80,929
Custodian’s fees and expenses	20,233	18,343	25,348	34,019
Trustees’ fees and expenses	2,173	1,658	2,534	3,587
Professional fees	8,773	6,762	8,441	10,388
Shareholders’ reports – printing and mailing expenses	15,542	13,128	18,356	24,829
Federal and state registration fees	4,590	5,741	5,453	6,092
Other expenses	3,656	2,800	3,905	6,122
Total expenses before custodian fee credit	827,775	716,435	1,016,817	1,431,761
Custodian fee credit	(104)	(121)	(115)	(115)
Net expenses	827,671	716,314	1,016,702	1,431,646
Net investment income	4,462,326	3,214,866	5,385,905	7,329,996
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(5,896,136)	(19,655)	51,474	493,861
Change in net unrealized appreciation (depreciation) of investments	14,534,328	7,853,914	9,085,727	12,877,072
Net realized and unrealized gain (loss)	8,638,192	7,834,259	9,137,201	13,370,933
Net increase (decrease) in net assets from operations	$13,100,518	$11,049,125	$14,523,106	$20,700,929

See accompanying notes to financial statements.

44	Nuveen Investments

Statement of Changes in Net Assets (Unaudited)

	Florida Preference		Maryland
	Six Month Ended 11/30/2009	Year Ended 5/31/09	Six Month Ended 11/30/2009	Year Ended 5/31/09
Operations
Net investment income	$4,462,326	$10,322,753	$3,214,866	$6,224,638
Net realized gain (loss) from:
Investments	(5,896,136)	(8,740,530)	(19,655)	(79,835)
Forward swaps	—	139,595	—	—
Futures contracts	—	—	—	520,523
Change in net unrealized appreciation (depreciation) of:
Investments	14,534,328	(13,712,973)	7,853,914	(5,206,998)
Forward swaps	—	(127,007)	—	—
Net increase (decrease) in net assets from operations	13,100,518	(12,118,162)	11,049,125	1,458,328
Distributions to Shareholders
From net investment income:
Class A	(2,702,497)	(5,852,816)	(1,360,621)	(2,561,140)
Class B	(121,509)	(321,739)	(85,163)	(233,531)
Class C	(374,372)	(731,351)	(494,119)	(836,101)
Class I	(1,264,260)	(2,975,573)	(1,208,098)	(2,391,666)
From accumulated net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Decrease in net assets from distributions to shareholders	(4,462,638)	(9,881,479)	(3,148,001)	(6,022,438)
Fund Share Transactions
Proceeds from sale of shares	4,548,805	11,474,972	20,293,693	24,704,777
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,305,520	4,792,867	1,788,695	3,470,450
	6,854,325	16,267,839	22,082,388	28,175,227
Cost of shares redeemed	(14,642,367)	(56,983,646)	(11,032,371)	(32,873,246)
Net increase (decrease) in net assets from Fund share transactions	(7,788,042)	(40,715,807)	11,050,017	(4,698,019)
Net increase (decrease) in net assets	849,838	(62,715,448)	18,951,141	(9,262,129)
Net assets at the beginning of period	187,843,614	250,559,062	148,348,477	157,610,606
Net assets at the end of period	$188,693,452	$187,843,614	$167,299,618	$148,348,477
Undistributed (Over-distribution of) net investment income at the end of period	$246,323	$246,635	$391,368	$324,503

See accompanying notes to financial statements.

Nuveen Investments	45

Statement of Changes in Net Assets (Unaudited) (continued)

	Pennsylvania		Virginia
	Six Month Ended 11/30/2009	Year Ended 5/31/09	Six Month Ended 11/30/2009	Year Ended 5/31/09
Operations
Net investment income	$5,385,905	$10,194,221	$7,329,996	$15,128,446
Net realized gain (loss) from:
Investments	51,474	(496,395)	493,861	(208,036)
Forward swaps	—	—	—	—
Futures	—	299,034	—	144,996
Change in net unrealized appreciation (depreciation) of:
Investments	9,085,727	(6,764,293)	12,877,072	(16,175,259)
Forward swaps	—	—	—	—
Net increase (decrease) in net assets from operations	14,523,106	3,232,567	20,700,929	(1,109,853)
Distributions to Shareholders
From net investment income:
Class A	(1,716,217)	(3,067,252)	(3,451,955)	(6,595,732)
Class B	(76,494)	(183,748)	(150,660)	(368,526)
Class C	(598,657)	(1,103,138)	(698,928)	(1,292,359)
Class I	(2,731,908)	(5,349,566)	(2,868,256)	(6,022,057)
From accumulated net realized gains:
Class A	—	—	—	(259,285)
Class B	—	—	—	(18,540)
Class C	—	—	—	(59,832)
Class I	—	—	—	(237,708)
Decrease in net assets from distributions to shareholders	(5,123,276)	(9,703,704)	(7,169,799)	(14,854,039)
Fund Share Transactions
Proceeds from sale of shares	29,620,155	62,756,004	46,228,383	89,666,421
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,268,259	4,168,269	3,464,151	6,781,215
	31,888,414	66,924,273	49,692,534	96,447,636
Cost of shares redeemed	(16,771,233)	(62,390,171)	(40,445,386)	(128,497,237)
Net increase (decrease) in net assets from Fund share transactions	15,117,181	4,534,102	9,247,148	(32,049,601)
Net increase (decrease) in net assets	24,517,011	(1,937,035)	22,778,278	(48,013,493)
Net assets at the beginning of period	236,206,907	238,143,942	333,995,858	382,009,351
Net assets at the end of period	$260,723,918	$236,206,907	$356,774,136	$333,995,858
Undistributed (Over-distribution of) net investment income at the end of period	$612,703	$350,074	$1,495,792	$1,335,595

See accompanying notes to financial statements.

46	Nuveen Investments

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Florida Preference Municipal Bond Fund (“Florida Preference”), Nuveen Maryland Municipal Bond Fund (“Maryland”), Nuveen Pennsylvania Municipal Bond Fund (“Pennsylvania”) and Nuveen Virginia Municipal Bond Fund (“Virginia”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

Each Fund’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital through investing primarily in portfolios of quality municipal bonds. Each Fund invests substantially all of its assets in municipal bonds that pay interest that is exempt from regular federal income tax and in the case of Maryland, Pennsylvania and Virginia, Maryland, Pennsylvania and Virginia personal income tax, respectively. Under normal circumstances, each Fund invests at least 80% of its net assets in investment grade municipal bonds rated BBB/Baa or higher at the time of purchase. Each Fund may invest up to 20% of its net assets in below-investment grade municipal bonds, commonly referred to as “high yield,” “high-risk” or “junk” bonds. Each Fund may invest up to 15% of its assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). Nuveen Asset Management (“the Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification™ (the “Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Codification did not have a material effect on the Funds’ financial statements.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund’s Board of Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such price, at the mean of the bid and asked prices. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment or derivative instrument, the Board of Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2009, the Funds had no such outstanding purchase commitments.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Nuveen Investments	47

Notes to Financial Statements (Unaudited) (continued)

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Flexible Sales Charge Program

Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates as “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended November 30, 2009, the Funds did not invested in externally-deposited inverse floaters or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities. At November 30, 2009, the Funds were not invested in externally-deposited Recourse Trusts.

48	Nuveen Investments

Forward Swap Contracts

Each Fund is authorized to enter into forward interest rate swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Each Fund’s use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of the Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increases or decreases. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as “Unrealized appreciation or depreciation on forward swaps” with the change during the fiscal period recognized on the Statement of Operations as “Change in net unrealized appreciation (depreciation) of forward swaps.”

The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as “Net realized gain (loss) from forward swaps.” Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. The Funds did not invest in forward interest rate swap transactions during the six months ended November 31, 2009.

Futures Contracts

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in futures contracts in attempt to manage such risk. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Deposits with brokers for open futures contracts” on the Statement of Assets and Liabilities. Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. Variation margin is recognized as a receivable or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities, when applicable.

During the period the futures contract is open, changes in the value of the contract are recorded as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract and is recognized as “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into and is recognized as “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices. The Funds did not invest in futures contracts during the six months ended November 30, 2009.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearing house, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Nuveen Investments	49

Notes to Financial Statements (Unaudited) (continued)

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

In determining the value of each Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,  credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of November 30, 2009:

Florida Preference	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$186,251,114	$—	$186,251,114

Maryland	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$158,945,507	$—	$158,945,507

Pennsylvania	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$255,187,266	$—	$255,187,266

Virginia	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$333,711,791	$4,266,183	$337,977,974

50	Nuveen Investments

The following is a reconciliation of Virginia’s Level 3 investments held at the beginning and end of the measurement period:

Virginia Level 3 Investments
Balance at beginning of period	$4,173,248
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	92,935
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at end of period	$4,266,183

Virginia’s “Change in net unrealized appreciation (depreciation) of investments” on the Statement of Operations includes $92,935 of net unrealized appreciation (depreciation) related to securities classified as Level 3 at year end.

3. Derivative Instruments and Hedging Activities

During the current fiscal period, the Funds adopted amendments to authoritative guidance under GAAP on disclosures about derivative instruments and hedging activities. This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended November 30, 2009.

4. Fund Shares

Transactions in Fund shares were as follows:

	Florida Preference
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	162,423	$1,504,320	644,731	$5,781,949
Class A – automatic conversion of Class B Shares	65,316	589,665	141,200	1,273,153
Class B	388	3,568	6,095	57,859
Class C	95,549	873,626	218,118	1,922,559
Class I	168,558	1,577,626	280,545	2,439,452
Shares issued to shareholders due to reinvestment of distributions:
Class A	144,092	1,330,693	294,559	2,609,849
Class B	6,376	59,013	13,124	116,366
Class C	20,725	191,111	38,023	335,767
Class I	78,617	724,703	195,060	1,730,885
	742,044	6,854,325	1,831,455	16,267,839
Shares redeemed:
Class A	(923,585)	(8,582,298)	(3,233,480)	(28,067,332)
Class B	(81,947)	(758,090)	(244,752)	(2,194,726)
Class B – automatic conversion to Class A Shares	(65,327)	(589,665)	(141,200)	(1,273,153)
Class C	(147,080)	(1,374,008)	(330,708)	(2,892,943)
Class I	(360,088)	(3,338,306)	(2,670,926)	(22,555,492)
	(1,578,027)	(14,642,367)	(6,621,066)	(56,983,646)
Net increase (decrease)	(835,983)	$(7,788,042)	(4,789,611)	$(40,715,807)

Nuveen Investments	51

Notes to Financial Statements (Unaudited) (continued)

	Maryland
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	742,838	$7,701,184	1,100,997	$10,604,532
Class A – automatic conversion of Class B Shares	91,476	920,415	68,717	649,363
Class B	1,819	19,136	1,998	19,428
Class C	583,663	6,035,141	574,098	5,584,970
Class I	541,470	5,617,817	799,851	7,846,484
Shares issued to shareholders due to reinvestment of distributions:
Class A	76,994	798,840	162,291	1,569,621
Class B	4,520	46,865	12,722	123,198
Class C	26,400	273,669	47,014	453,294
Class I	64,443	669,321	136,736	1,324,337
	2,133,623	22,082,388	2,904,424	28,175,227
Shares redeemed:
Class A	(477,514)	(4,940,321)	(1,518,370)	(14,530,689)
Class B	(57,084)	(590,655)	(172,264)	(1,639,424)
Class B – automatic conversion to Class A Shares	(91,385)	(920,415)	(68,644)	(649,363)
Class C	(194,134)	(2,035,053)	(426,465)	(4,057,483)
Class I	(245,767)	(2,545,927)	(1,263,986)	(11,996,287)
	(1,065,884)	(11,032,371)	(3,449,729)	(32,873,246)
Net increase (decrease)	1,067,739	$11,050,017	(545,305)	$(4,698,019)

	Pennsylvania
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,138,471	$11,623,009	2,015,526	$19,399,054
Class A – automatic conversion of Class B Shares	15,122	151,321	23,626	221,847
Class B	530	5,410	8,753	82,146
Class C	582,355	5,975,192	528,873	5,133,958
Class I	1,162,632	11,865,223	4,042,194	37,918,999
Shares issued to shareholders due to reinvestment of distributions:
Class A	93,006	951,467	174,880	1,684,435
Class B	4,503	46,036	10,643	102,575
Class C	33,783	344,380	57,362	549,956
Class I	90,974	926,376	190,971	1,831,303
	3,121,376	31,888,414	7,052,828	66,924,273
Shares redeemed:
Class A	(537,728)	(5,506,232)	(1,910,359)	(18,097,047)
Class B	(64,283)	(653,533)	(149,587)	(1,452,881)
Class B – automatic conversion to Class A Shares	(15,122)	(151,321)	(23,618)	(221,847)
Class C	(150,666)	(1,526,833)	(741,592)	(6,939,729)
Class I	(884,434)	(8,933,314)	(3,780,797)	(35,678,667)
	(1,652,233)	(16,771,233)	(6,605,953)	(62,390,171)
Net increase (decrease)	1,469,143	$15,117,181	446,875	$4,534,102

52	Nuveen Investments

	Virginia
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,902,907	$19,852,236	3,671,794	$36,064,171
Class A – automatic conversion of Class B Shares	85,991	886,770	22,996	227,833
Class B	7,516	76,415	25,593	251,252
Class C	455,757	4,786,620	667,751	6,555,673
Class I	1,964,835	20,626,342	4,694,314	46,567,492
Shares issued to shareholders due to reinvestment of distributions:
Class A	183,383	1,928,633	373,065	3,675,858
Class B	7,977	83,479	20,423	200,346
Class C	36,660	385,362	72,119	709,558
Class I	102,087	1,066,677	223,715	2,195,453
	4,747,113	49,692,534	9,771,770	96,447,636
Shares redeemed:
Class A	(1,699,030)	(17,806,415)	(7,085,881)	(70,485,089)
Class B	(120,064)	(1,255,252)	(179,325)	(1,752,445)
Class B – automatic conversion to Class A Shares	(86,307)	(886,770)	(23,075)	(227,833)
Class C	(248,384)	(2,606,017)	(735,239)	(7,071,381)
Class I	(1,737,528)	(17,890,932)	(5,109,419)	(48,960,489)
	(3,891,313)	(40,445,386)	(13,132,939)	(128,497,237)
Net increase (decrease)	855,800	$9,247,148	(3,361,169)	$(32,049,601)

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended November 30, 2009, were as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
Purchases	$27,208,666	$9,256,204	$15,925,176	$10,139,514
Sales and maturities	35,485,754	750,000	4,243,530	11,277,678

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2009, the cost of investments was as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
Cost of investments	$184,908,591	$156,456,585	$249,860,100	$339,019,049

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
Gross unrealized:
Appreciation	$8,183,237	$7,063,369	$10,646,922	$11,194,711
Depreciation	(6,840,714)	(4,574,447)	(5,319,756)	(12,235,786)
Net unrealized appreciation (depreciation) of investments	$1,342,523	$2,488,922	$5,327,166	$(1,041,075)

Nuveen Investments	53

Notes to Financial Statements (Unaudited) (continued)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2009, the Funds’ last tax year end, were as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
Undistributed net tax-exempt income*	$926,343	$770,224	$1,010,625	$1,974,016
Undistributed net ordinary income**	289	—	—	306,276
Undistributed net long-term capital gains	—	305,524	—	—
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 11, 2009, paid on June 1, 2009.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2009, was designated for purposes of the dividends paid deduction as follows:

2009	Florida Preference	Maryland	Pennsylvania	Virginia
Distributions from net tax-exempt income	$10,016,906	$6,027,966	$9,656,951	$14,349,224
Distributions from net ordinary income**	—	—	—	—
Distributions from net long-term capital gains	—	—	—	577,556
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2009, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Florida Preference	Pennsylvania	Virginia
Expiration:
May 31, 2010	$—	$193,021	$—
May 31, 2012	9,530,003	—	—
May 31, 2013	1,289,937	—	—
May 31, 2015	—	21,705	—
May 31, 2016	189,437	469,615	—
May 31, 2017	394,228	—	28,860
Total	$11,403,605	$684,341	$28,860

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2008 through May 31, 2009, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	Florida Preference	Pennsylvania
Post-October capital losses	$8,206,645	$641,733

7. Management Fee and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets (1)	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund net assets managed as stated in the following table. As of November 30, 2009, the complex-level fee rate was .1896%.

54	Nuveen Investments

The complex-level fee schedule is as follows:

Complex-Level Net Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed net assets of all Nuveen funds, with such daily managed net assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fee components, daily managed net assets includes assets managed by the Adviser that are attributable to each fund’s use of financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed net assets in certain circumstances.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended November 30, 2009, Nuveen Investments, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
Sales charges collected	$33,932	$119,608	$93,781	$177,447
Paid to financial intermediaries	29,334	105,403	83,206	151,634

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended November 30, 2009, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
Commission advances	$7,982	$86,951	$69,530	$55,426

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2009, the Distributor retained such 12b-1 fees as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
12b-1 fees retained	$30,309	$47,595	$35,414	$64,730

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

Nuveen Investments	55

Notes to Financial Statements (Unaudited) (continued)

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2009, as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
CDSC retained	$439	$4,264	$598	$13,697

8. New Accounting Pronouncements

Accounting for Transfers of Financial Assets

During June 2009, the FASB issued changes to the authoritative guidance under GAAP on accounting for transfers of financial assets. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.

This guidance is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of this guidance should be applied to transfers that occurred both before and after the effective date of this guidance. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and disclosures, if any.

9. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 28, 2009, to shareholders of record on December 23, 2009, as follows:

	Florida Preference	Maryland	Pennsylvania	Virginia
Dividend per share:
Class A	$.0365	$.0345	$.0350	$.0365
Class B	.0310	.0280	.0285	.0300
Class C	.0325	.0300	.0305	.0315
Class I	.0380	.0365	.0365	.0380

Maryland and Virginia also declared capital gains and/or ordinary income distributions, for each share class, which were paid on December 4, 2009, to shareholders of record on December 2, 2009, as follows:

	Maryland	Virginia
Capital gains distribution per share	$.0193	$.0047
Net ordinary income distribution per share*	—	.0133
*	Net ordinary income consists of taxable market discount income and net short-term capital gains.

Evaluation Date

In May 2009, the FASB issued changes to authoritative guidance under GAAP for subsequent events. This guidance requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. This guidance is intended to establish general standards of accounting and for disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. This guidance requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued. This guidance is effective for interim and annual periods ending after June 15, 2009. The Funds have performed an evaluation of subsequent events through January 26, 2010, which is the date the financial statements were issued.

56	Nuveen Investments

Financial Highlights (Unaudited)

Nuveen Investments	57

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

FLORIDA PREFERENCE
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (6/90)
2010(e)	$8.98	$.22	$.41	$.63	$(.22)	$—	$(.22)	$9.39	7.07%
2009	9.75	.44	(.78)	(.34)	(.43)	—	(.43)	8.98	(3.36)
2008	10.08	.42	(.33)	.09	(.42)	—	(.42)	9.75	.93
2007	10.08	.42	—	.42	(.42)	—	(.42)	10.08	4.21
2006	10.32	.43	(.25)	.18	(.42)	—	(.42)	10.08	1.79
2005	9.96	.45	.36	.81	(.45)	—	(.45)	10.32	8.27
Class B (2/97)
2010(e)	8.98	.18	.42	.60	(.19)	—	(.19)	9.39	6.69
2009	9.74	.37	(.77)	(.40)	(.36)	—	(.36)	8.98	(4.00)
2008	10.07	.35	(.34)	.01	(.34)	—	(.34)	9.74	.14
2007	10.07	.34	—	.34	(.34)	—	(.34)	10.07	3.42
2006	10.31	.35	(.25)	.10	(.34)	—	(.34)	10.07	1.01
2005	9.95	.37	.36	.73	(.37)	—	(.37)	10.31	7.46
Class C (9/95)
2010(e)	8.96	.19	.42	.61	(.20)	—	(.20)	9.37	6.81
2009	9.73	.39	(.78)	(.39)	(.38)	—	(.38)	8.96	(3.92)
2008	10.06	.37	(.33)	.04	(.37)	—	(.37)	9.73	.38
2007	10.06	.36	.01	.37	(.37)	—	(.37)	10.06	3.67
2006	10.30	.37	(.24)	.13	(.37)	—	(.37)	10.06	1.25
2005	9.95	.39	.36	.75	(.40)	—	(.40)	10.30	7.61
Class I (2/97)(f)
2010(e)	8.97	.23	.42	.65	(.23)	—	(.23)	9.39	7.30
2009	9.74	.46	(.79)	(.33)	(.44)	—	(.44)	8.97	(3.17)
2008	10.07	.45	(.34)	.11	(.44)	—	(.44)	9.74	1.12
2007	10.07	.44	—	.44	(.44)	—	(.44)	10.07	4.40
2006	10.31	.45	(.25)	.20	(.44)	—	(.44)	10.07	1.97
2005	9.95	.47	.36	.83	(.47)	—	(.47)	10.31	8.47

58	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement						Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$113,606.85		%*	.85	%*	4.73	%*	.85	%*	.85	%*	4.73	%*	15%
113,528.83			.83		4.91		.83		.83		4.91		13
144,215.84			.84		4.30		.84		.84		4.30		26
163,736.83			.83		4.13		.83		.83		4.13		12
180,632.84			.84		4.18		.84		.84		4.18		10
191,615.86			.86		4.38		.86		.86		4.38		27

5,706	1.60	*	1.60	*	3.98	*	1.60	*	1.60	*	3.98	*	15
6,716	1.58		1.58		4.15		1.58		1.58		4.15		13
10,862	1.59		1.59		3.55		1.59		1.59		3.55		26
14,672	1.57		1.57		3.38		1.57		1.57		3.38		12
20,697	1.59		1.59		3.43		1.59		1.59		3.43		10
25,937	1.61		1.61		3.63		1.61		1.61		3.63		27

17,772	1.40	*	1.40	*	4.18	*	1.40	*	1.40	*	4.18	*	15
17,265	1.38		1.38		4.37		1.38		1.38		4.37		13
19,463	1.39		1.39		3.75		1.39		1.39		3.75		26
22,523	1.38		1.38		3.58		1.38		1.38		3.58		12
29,592	1.39		1.39		3.63		1.39		1.39		3.63		10
29,872	1.41		1.41		3.83		1.41		1.41		3.83		27

51,609.65		*	.65	*	4.93	*	.65	*	.65	*	4.93	*	15
50,335.63			.63		5.10		.63		.63		5.10		13
76,019.64			.64		4.50		.64		.64		4.50		26
83,658.63			.63		4.33		.63		.63		4.33		12
69,866.64			.64		4.38		.64		.64		4.38		10
64,247.66			.66		4.57		.66		.66		4.57		27

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser and legal fee refund, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(e)	For the six months ended November 30, 2009.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	59

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

MARYLAND
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2010(e)	$10.03	$.21	$.52	$.73	$(.21)	$—	$(.21)	$10.55	7.30%
2009	10.27	.42	(.25)	.17	(.41)	—	(.41)	10.03	1.85
2008	10.48	.40	(.21)	.19	(.40)	—	(.40)	10.27	1.84
2007	10.44	.40	.03	.43	(.39)	—	(.39)	10.48	4.15
2006	10.75	.41	(.27)	.14	(.41)	(.04)	(.45)	10.44	1.34
2005	10.36	.43	.41	.84	(.44)	(.01)	(.45)	10.75	8.21
Class B (3/97)
2010(e)	10.04	.17	.52	.69	(.17)	—	(.17)	10.56	6.82
2009	10.28	.34	(.25)	.09	(.33)	—	(.33)	10.04	1.09
2008	10.50	.32	(.22)	.10	(.32)	—	(.32)	10.28	.98
2007	10.45	.32	.04	.36	(.31)	—	(.31)	10.50	3.48
2006	10.76	.33	(.27)	.06	(.33)	(.04)	(.37)	10.45	.60
2005	10.38	.35	.40	.75	(.36)	(.01)	(.37)	10.76	7.31
Class C (9/94)
2010(e)	10.00	.18	.52	.70	(.18)	—	(.18)	10.52	7.04
2009	10.25	.36	(.26)	.10	(.35)	—	(.35)	10.00	1.18
2008	10.46	.35	(.22)	.13	(.34)	—	(.34)	10.25	1.31
2007	10.42	.34	.04	.38	(.34)	—	(.34)	10.46	3.63
2006	10.74	.35	(.27)	.08	(.36)	(.04)	(.40)	10.42	.73
2005	10.35	.37	.41	.78	(.38)	(.01)	(.39)	10.74	7.67
Class I (2/92)(f)
2010(e)	10.04	.22	.52	.74	(.22)	—	(.22)	10.56	7.41
2009	10.29	.44	(.26)	.18	(.43)	—	(.43)	10.04	1.96
2008	10.50	.43	(.22)	.21	(.42)	—	(.42)	10.29	2.07
2007	10.46	.42	.03	.45	(.41)	—	(.41)	10.50	4.37
2006	10.77	.43	(.27)	.16	(.43)	(.04)	(.47)	10.46	1.57
2005	10.39	.45	.40	.85	(.46)	(.01)	(.47)	10.77	8.33

60	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement						Ratios to Average Net Assets After Reimbursement(c)

Ending Net Assets (000)	Expense Including Interest(d)		Expense Excluding Interest		Net Invest- ment Income		Expense Including Interest(d)		Expense Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$71,234.85		%*	.85	%*	4.10	%*	.85	%*	.85	%*	4.10	%*	—	%**
63,367.86			.86		4.30		.86		.86		4.30		15
66,838	1.00		.87		3.89		1.00		.87		3.89		32
68,593	1.07		.87		3.78		1.07		.87		3.78		5
51,784.89			.89		3.88		.89		.89		3.88		16
44,385.89			.89		4.01		.89		.89		4.01		8

4,883	1.60	*	1.60	*	3.37	*	1.60	*	1.60	*	3.37	*	—	**
6,070	1.61		1.61		3.53		1.61		1.61		3.53		15
8,546	1.75		1.62		3.14		1.75		1.62		3.14		32
10,694	1.82		1.62		3.04		1.82		1.62		3.04		5
12,234	1.65		1.65		3.12		1.65		1.65		3.12		16
14,082	1.64		1.64		3.26		1.64		1.64		3.26		8

30,659	1.40	*	1.40	*	3.55	*	1.40	*	1.40	*	3.55	*	—	**
24,992	1.41		1.41		3.75		1.41		1.41		3.75		15
23,611	1.55		1.42		3.34		1.55		1.42		3.34		32
21,314	1.62		1.42		3.24		1.62		1.42		3.24		5
17,933	1.44		1.44		3.33		1.44		1.44		3.33		16
15,565	1.44		1.44		3.46		1.44		1.44		3.46		8

60,523.65		*	.65	*	4.30	*	.65	*	.65	*	4.30	*	—	**
53,920.66			.66		4.50		.66		.66		4.50		15
58,615.80			.67		4.09		.80		.67		4.09		32
45,803.87			.67		3.99		.87		.67		3.99		5
39,227.69			.69		4.07		.69		.69		4.07		16
40,325.69			.69		4.21		.69		.69		4.21		8

*	Annualized.
**	Calculates to less than 1%.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(e)	For the six months ended November 30, 2009.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	61

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

PENNSYLVANIA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (10/86)
2010(e)	$9.96	$.22	$.39	$.61	$(.21)	$—	$(.21)	$10.36	6.17%
2009	10.23	.43	(.29)	.14	(.41)	—	(.41)	9.96	1.57
2008	10.39	.40	(.16)	.24	(.40)	—	(.40)	10.23	2.39
2007	10.33	.40	.06	.46	(.40)	—	(.40)	10.39	4.51
2006	10.58	.42	(.25)	.17	(.42)	—	(.42)	10.33	1.63
2005	10.16	.45	.42	.87	(.45)	—	(.45)	10.58	8.72
Class B (2/97)
2010(e)	9.97	.18	.38	.56	(.17)	—	(.17)	10.36	5.69
2009	10.24	.36	(.29)	.07	(.34)	—	(.34)	9.97	.81
2008	10.39	.33	(.16)	.17	(.32)	—	(.32)	10.24	1.72
2007	10.34	.33	.04	.37	(.32)	—	(.32)	10.39	3.64
2006	10.58	.34	(.24)	.10	(.34)	—	(.34)	10.34	.97
2005	10.16	.37	.42	.79	(.37)	—	(.37)	10.58	7.94
Class C (2/94)
2010(e)	9.92	.19	.38	.57	(.18)	—	(.18)	10.31	5.81
2009	10.19	.38	(.30)	.08	(.35)	—	(.35)	9.92	1.01
2008	10.35	.35	(.16)	.19	(.35)	—	(.35)	10.19	1.86
2007	10.30	.34	.06	.40	(.35)	—	(.35)	10.35	3.89
2006	10.55	.36	(.24)	.12	(.37)	—	(.37)	10.30	1.11
2005	10.13	.39	.43	.82	(.40)	—	(.40)	10.55	8.19
Class I (2/97)(f)
2010(e)	9.93	.23	.38	.61	(.22)	—	(.22)	10.32	6.18
2009	10.20	.45	(.29)	.16	(.43)	—	(.43)	9.93	1.81
2008	10.36	.43	(.16)	.27	(.43)	—	(.43)	10.20	2.64
2007	10.31	.42	.06	.48	(.43)	—	(.43)	10.36	4.66
2006	10.56	.44	(.25)	.19	(.44)	—	(.44)	10.31	1.87
2005	10.14	.47	.42	.89	(.47)	—	(.47)	10.56	8.99

62	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement						Ratios to Average Net Assets After Reimbursement(c)

Ending Net Assets (000)	Expense Including Interest(d)		Expense Excluding Interest		Net Invest- ment Income		Expense Including Interest(d)		Expense Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$87,689.84		%*	.84	%*	4.33	%*	.84	%*	.84	%*	4.33	%*	2%
77,292.84			.84		4.44		.84		.84		4.44		17
76,293.84			.84		3.92		.84		.84		3.92		22
80,966.86			.86		3.84		.86		.86		3.84		11
78,672.87			.87		3.99		.87		.87		3.99		14
69,636.89			.89		4.31		.89		.89		4.31		21

4,291	1.59	*	1.59	*	3.59	*	1.59	*	1.59	*	3.59	*	2
4,870	1.59		1.59		3.68		1.59		1.59		3.68		17
6,577	1.59		1.59		3.17		1.59		1.59		3.17		22
7,679	1.61		1.61		3.10		1.61		1.61		3.10		11
9,791	1.63		1.63		3.25		1.63		1.63		3.25		14
11,999	1.64		1.64		3.56		1.64		1.64		3.56		21

36,512	1.39	*	1.39	*	3.78	*	1.39	*	1.39	*	3.78	*	2
30,512	1.39		1.39		3.89		1.39		1.39		3.89		17
32,929	1.39		1.39		3.37		1.39		1.39		3.37		22
31,009	1.41		1.41		3.29		1.41		1.41		3.29		11
29,778	1.42		1.42		3.44		1.42		1.42		3.44		14
26,370	1.44		1.44		3.76		1.44		1.44		3.76		21

132,232.64		*	.64	*	4.54	*	.64	*	.64	*	4.54	*	2
123,533.64			.64		4.65		.64		.64		4.65		17
122,345.64			.64		4.12		.64		.64		4.12		22
91,440.66			.66		4.04		.66		.66		4.04		11
57,152.68			.68		4.19		.68		.68		4.19		14
55,160.69			.69		4.51		.69		.69		4.51		21

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(e)	For the six months ended November 30, 2009.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	63

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

VIRGINIA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (3/86)
2010(e)	$10.24	$.22	$.42	$.64	$(.22)	$—	$(.22)	$10.66	6.29%
2009	10.61	.45	(.37)	.08	(.43)	(.02)	(.45)	10.24	.95
2008	10.81	.42	(.18)	.24	(.42)	(.02)	(.44)	10.61	2.24
2007	10.74	.43	.06	.49	(.41)	(.01)	(.42)	10.81	4.60
2006	11.05	.44	(.28)	.16	(.43)	(.04)	(.47)	10.74	1.52
2005	10.62	.47	.47	.94	(.48)	(.03)	(.51)	11.05	9.02
Class B (2/97)
2010(e)	10.20	.18	.42	.60	(.18)	—	(.18)	10.62	5.93
2009	10.58	.37	(.38)	(.01)	(.35)	(.02)	(.37)	10.20	.10
2008	10.78	.34	(.18)	.16	(.34)	(.02)	(.36)	10.58	1.50
2007	10.71	.34	.07	.41	(.33)	(.01)	(.34)	10.78	3.86
2006	11.02	.35	(.27)	.08	(.35)	(.04)	(.39)	10.71	.80
2005	10.59	.39	.47	.86	(.40)	(.03)	(.43)	11.02	8.26
Class C (10/93)
2010(e)	10.22	.19	.42	.61	(.19)	—	(.19)	10.64	6.02
2009	10.60	.40	(.39)	.01	(.37)	(.02)	(.39)	10.22	.29
2008	10.80	.36	(.18)	.18	(.36)	(.02)	(.38)	10.60	1.67
2007	10.73	.36	.07	.43	(.35)	(.01)	(.36)	10.80	4.03
2006	11.03	.38	(.27)	.11	(.37)	(.04)	(.41)	10.73	1.06
2005	10.60	.41	.47	.88	(.42)	(.03)	(.45)	11.03	8.44
Class I (2/97)(f)
2010(e)	10.19	.23	.42	.65	(.23)	—	(.23)	10.61	6.41
2009	10.57	.47	(.38)	.09	(.45)	(.02)	(.47)	10.19	1.08
2008	10.77	.45	(.19)	.26	(.44)	(.02)	(.46)	10.57	2.48
2007	10.71	.45	.05	.50	(.43)	(.01)	(.44)	10.77	4.75
2006	11.02	.46	(.28)	.18	(.45)	(.04)	(.49)	10.71	1.75
2005	10.59	.49	.48	.97	(.51)	(.03)	(.54)	11.02	9.28

64	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement						Ratios to Average Net Assets After Reimbursement(c)

Ending Net Assets (000)	Expense Including Interest(d)		Expense Excluding Interest		Net Invest- ment Income		Expense Including Interest(d)		Expense Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$168,182.83		%*	.83	%*	4.26	%*	.83	%*	.83	%*	4.26	%*	3%
156,724.87			.83		4.50		.87		.83		4.50		11
194,526.91			.83		3.95		.91		.83		3.95		19
199,092.94			.83		3.89		.94		.83		3.89		12
181,422.84			.84		3.99		.84		.84		3.99		14
164,054.86			.86		4.32		.86		.86		4.32		18

8,159	1.58	*	1.58	*	3.52	*	1.58	*	1.58	*	3.52	*	3
9,786	1.62		1.58		3.77		1.62		1.58		3.77		11
11,802	1.66		1.58		3.20		1.66		1.58		3.20		19
13,923	1.70		1.59		3.14		1.70		1.59		3.14		12
17,621	1.60		1.60		3.24		1.60		1.60		3.24		14
20,428	1.61		1.61		3.58		1.61		1.61		3.58		18

40,315	1.38	*	1.38	*	3.71	*	1.38	*	1.38	*	3.71	*	3
36,241	1.42		1.38		3.96		1.42		1.38		3.96		11
37,527	1.46		1.38		3.39		1.46		1.38		3.39		19
35,868	1.49		1.38		3.34		1.49		1.38		3.34		12
30,136	1.39		1.39		3.43		1.39		1.39		3.43		14
24,137	1.41		1.41		3.77		1.41		1.41		3.77		18

140,119.63		*	.63	*	4.47	*	.63	*	.63	*	4.47	*	3
131,244.67			.63		4.71		.67		.63		4.71		11
138,154.71			.63		4.14		.71		.63		4.14		19
77,611.74			.63		4.09		.74		.63		4.09		12
56,842.64			.64		4.19		.64		.64		4.19		14
53,408.66			.66		4.53		.66		.66		4.53		18

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(e)	For the six months ended November 30, 2009.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	65

Notes

66	Nuveen Investments

Notes

Nuveen Investments	67

Glossary of Terms Used in this Report

Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed”, with current holders receiving a formula-based interest rate until the next scheduled auction.

Pre-refundings: Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

68	Nuveen Investments

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	69

Nuveen Investments:

Serving Investors For Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions

for our clients’ different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed $141 billion of assets on September 30, 2009.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at www.nuveen.com/mf

•	Share prices

•	Fund details

•	Daily financial news

•	Investor education

Distributed by Nuveen Investments, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-MS1-1109P

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date February 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date February 5, 2010

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date February 5, 2010